UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04338

EAGLE CAPITAL APPRECIATION FUND

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1.	Reports to Shareholders

EAGLE MUTUAL FUNDS Semiannual Report and Investment Performance Review for the six-month period ended April 30, 2015 (unaudited) Eagle Capital Appreciation Fund Eagle Growth & Income Fund Eagle International Stock Fund Eagle Investment Grade Bond Fund Eagle Mid Cap Growth Fund Eagle Mid Cap Stock Fund Eagle Small Cap Growth Fund Eagle Smaller Company Fund Go Paperless with eDelivery visit eagleasset.com/eDelivery For more information, see inside.

President’s Letter 1
Investment Portfolios
Eagle Capital Appreciation Fund 2
Eagle Growth & Income Fund 3
Eagle International Stock Fund 4
Eagle Investment Grade Bond Fund 6
Eagle Mid Cap Growth Fund 8
Eagle Mid Cap Stock Fund 9
Eagle Small Cap Growth Fund 10
Eagle Smaller Company Fund 12

Statements of Assets and Liabilities 16
Statements of Operations 18
Statements of Changes in Net Assets 20
Financial Highlights 22
Notes to Financial Statements 28
Understanding Your Ongoing Costs 36
Principal Risks 38

Visit eagleasset.com/eDelivery to receive shareholder communications including prospectuses and fund reports with a service that helps protect the environment:

Environmentally friendly. Go green with eDelivery by reducing the number of trees used to produce paper.

Efficient. Stop waiting on regular mail. Your documents will be sent via email as soon as they are available.

Easy. Download and save files using your home computer with a few clicks of a mouse.

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report and investment-performance review of the Eagle Family of Funds for the six-month period that ended April 30, 2015.

The bull market appeared to continue to run through the end of 2014. The economic environment was favorable for equities in 2014: strong corporate earnings appeared to support meaningful improvements in private employment and capital spending in the United States; and, although suddenly depressed oil prices hurt energy companies, falling retail gasoline prices seemed to provide a boost to consumer confidence and consumer spending. We believe that continued global monetary stimulus and a low inflationary environment also helped fuel further multiple expansion in 2014.

We believe that 2015 began with a market hiccup due to concerns about global growth, but investors just as quickly turned back to moving equity markets higher. The U.S. Federal Reserve has removed the word “patient” from its commentary on a possible interest-rate increase—which it said could come as early as June—but has maintained that economic data will determine the appropriate time to do so. Many Eagle portfolio managers believe that any interest-rate increase in 2015 likely would not be implemented until late in the year.

Here are just a few highlights from the last six months1:

•	The Eagle Mid Cap Growth Fund has an overall and 10-year four-star rating from Morningstar.[2]*

•	The Eagle Growth & Income Fund has maintained its 10-year five-star rating from Morningstar.[3]*

•	The Eagle Small Cap Stock Fund reorganized into the Eagle Smaller Company Fund in February, which has streamlined the fund offerings.
•	The Eagle International Stock Fund has celebrated its second anniversary and continues to perform as we would expect in current market situations.

•	High-profile media outlets continue to seek Eagle managers. The Wall Street Journal has quoted James Camp, CFA®, who heads the Eagle Investment Grade Bond Fund, and Eric Mintz, CFA®, a co-portfolio manager of the Small Cap Growth and Mid Cap Growth funds. Jeff Vancavage, CFA®, a co-portfolio manager of the Growth & Income Fund, was quoted recently in Bloomberg Business.

I would like to remind you that investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this semi-annual report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or eagleasset.com or your financial advisor for a prospectus, or summary prospectus, which contain this and other important information about the Eagle Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of, and confidence in, the Eagle Family of Funds.

Sincerely,

Richard J. Rossi

President

June 18, 2015

1 Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

2 For the period ended April 30, 2015, the Fund’s Class A shares are rated four stars for the 10-year period and overall and 3 stars for five- and three-year periods among a total of 447, 664, 592 and 664 funds respectively, in the large-cap value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

3 For the period ended April 30, 2015, the Fund’s Class A shares are rated 5 stars for the 10-year, 3 stars for the overall and 2 stars for the five- and three-year periods among a total of 712, 1,158, 1,016 and 1,158 funds respectively, in the large-cap value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

* The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Funds with at least three years of performance history are assigned ratings from the fund’s three-, five- and 10-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star. Investment return and principal value will vary so that investors have a gain or loss when shares are sold. Funds are rated for up to three time periods (three-, five-, and 10-years) and these ratings are combined to produce an overall rating. Ratings may vary among share classes and are based on past performance. Past performance does not guarantee future results.

1

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS—99.5%	Shares	Value
Aerospace/defense—2.5%
General Dynamics Corp.	7,800	$1,071,096
Northrop Grumman Corp.	46,700	7,193,668

Agriculture—1.3%
Archer-Daniels-Midland Co.	89,300	4,364,984

Airlines—1.6%
Delta Air Lines, Inc.	119,100	5,316,624

Apparel—3.6%
Hanesbrands, Inc.	154,400	4,798,752
NIKE, Inc., Class B	73,352	7,250,112

Auto parts & equipment—0.9%
Lear Corp.	26,500	2,942,295

Banks—1.2%
The Goldman Sachs Group, Inc.	19,800	3,889,116

Beverages—3.5%
Molson Coors Brewing Co., Class B	48,100	3,535,831
PepsiCo, Inc.	85,421	8,125,245

Biotechnology—5.6%
Amgen, Inc.	34,400	5,432,104
Celgene Corp.*	35,800	3,868,548
Gilead Sciences, Inc.*	93,300	9,377,583

Chemicals—1.8%
LyondellBasell Industries N.V., Class A	32,700	3,385,104
The Mosaic Co.	56,700	2,494,800

Commercial services—3.3%
FleetCor Technologies, Inc.*	14,100	2,268,549
MasterCard, Inc., Class A	95,930	8,653,845

Computers—9.8%
Apple, Inc.	202,566	25,351,135
International Business Machines Corp.	11,400	1,952,706
Synopsys, Inc.*	61,200	2,869,056
Western Digital Corp.	24,300	2,375,082

Diversified financial services—0.7%
FNF Group	68,340	2,459,557

Electronics—3.4%
Corning, Inc.	148,400	3,106,012
Honeywell International, Inc.	47,680	4,811,865
Thermo Fisher Scientific, Inc.	27,400	3,443,632

Food—2.4%
The Kroger Co.	80,000	5,512,800
Tyson Foods, Inc., Class A	59,500	2,350,250

Healthcare products—0.5%
St. Jude Medical, Inc.	26,400	1,849,320

Healthcare services—4.1%
Aetna, Inc.	38,400	4,103,808
Cigna Corp.	31,600	3,938,624
Laboratory Corp. of America Holdings*	27,000	3,228,120
UnitedHealth Group, Inc.	22,200	2,473,080

Home furnishings—0.5%
Whirlpool Corp.	9,900	1,738,440

Insurance—0.6%
XL Group PLC	58,900	2,184,012

Internet—6.7%
Amazon.com, Inc.*	12,400	5,230,072
Facebook, Inc., Class A*	69,400	5,466,638

COMMON STOCKS—99.5%	Shares	Value
Internet (cont’d)
Google, Inc., Class A*	13,352	$7,327,177
Google, Inc., Class C*	7,673	4,123,010

Lodging—2.6%
Marriott International, Inc., Class A	107,095	8,572,955

Media—4.7%
Comcast Corp., Class A	66,800	3,858,368
DIRECTV*	26,100	2,367,400
The Walt Disney Co.	57,900	6,294,888
Time Warner, Inc.	35,300	2,979,673

Miscellaneous manufacturer—0.5%
Trinity Industries, Inc.	67,000	1,815,030

Oil & gas—2.4%
Marathon Petroleum Corp.	23,800	2,345,966
Tesoro Corp.	32,500	2,789,475
Valero Energy Corp.	47,700	2,714,130

Pharmaceuticals—5.9%
AbbVie, Inc.	72,100	4,661,986
Actavis PLC*	12,300	3,479,178
Cardinal Health, Inc.	38,100	3,213,354
Johnson & Johnson	17,600	1,745,920
McKesson Corp.	29,500	6,590,300

Real estate—3.0%
CBRE Group, Inc., Class A*	256,547	9,836,012

Retail—12.9%
Chipotle Mexican Grill, Inc.*	5,835	3,625,519
Costco Wholesale Corp.	45,902	6,566,281
CVS Health Corp.	69,000	6,851,010
Foot Locker, Inc.	52,200	3,103,290
Kohl’s Corp.	34,700	2,486,255
Lowe’s Cos., Inc.	91,445	6,296,903
Macy’s, Inc.	52,700	3,406,001
Rite Aid Corp.*	434,500	3,349,995
The Home Depot, Inc.	66,600	7,124,868

Semiconductors—5.1%
Lam Research Corp.	59,600	4,504,568
Micron Technology, Inc.*	64,200	1,805,946
QUALCOMM, Inc.	56,130	3,816,840
Skyworks Solutions, Inc.	41,400	3,819,150
Texas Instruments, Inc.	57,500	3,117,075

Software—5.1%
Fiserv, Inc.*	46,800	3,631,680
Microsoft Corp.	168,000	8,171,520
Oracle Corp.	114,800	5,007,576

Telecommunications—2.0%
Verizon Communications, Inc.	132,200	6,668,168

Textiles—0.6%
Mohawk Industries, Inc.*	11,100	1,925,850

Transportation—0.7%
Union Pacific Corp.	23,000	2,443,290
Total common stocks (cost $214,457,934)		330,849,072

Total investment portfolio (cost $214,457,934) 99.5% ‡		330,849,072

Other assets in excess of liabilities 0.5%		1,510,733

Net assets 100.0%		$332,359,805

* Non-income producing security

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE CAPITAL APPRECIATION FUND (cont’d)

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $214,870,580. Net unrealized appreciation (depreciation) on a tax-basis was $115,978,492, including aggregate gross unrealized appreciation and depreciation of $118,746,687 and $(2,768,195), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	26.6%
Consumer, cyclical	22.7%
Technology	20.0%
Communications	13.4%
Industrial	7.1%
Financial	5.5%
Energy	2.4%
Basic materials	1.8%

EAGLE GROWTH & INCOME FUND
COMMON STOCKS—98.7%	Shares	Value
Aerospace/defense—2.6%
United Technologies Corp.	153,923	$17,508,741

Banks—12.0%
Bank of Montreal	355,458	23,211,407
JPMorgan Chase & Co.	211,542	13,382,147
The PNC Financial Services Group, Inc.	227,391	20,858,577
Wells Fargo & Co.	402,349	22,169,430

Beverages—4.7%
PepsiCo, Inc.	178,286	16,958,564
The Coca-Cola Co.	360,747	14,631,899

Chemicals—6.0%
E.I. du Pont de Nemours & Co.	219,235	16,048,002
LyondellBasell Industries N.V., Class A	233,446	24,166,330

Computers—4.3%
Apple, Inc.	229,507	28,722,801

Cosmetics/personal care—2.5%
The Procter & Gamble Co.	207,690	16,513,432

Electronics—5.9%
Honeywell International, Inc.	199,930	20,176,935
Tyco International PLC	492,584	19,397,958

Entertainment—3.4%
Regal Entertainment Group, Class A	1,035,526	22,781,572

Food—4.4%
General Mills, Inc.	254,438	14,080,599
Sysco Corp.	412,511	15,275,282

Healthcare products—3.1%
St. Jude Medical, Inc.	289,486	20,278,494

Miscellaneous manufacturer—5.8%
3M Co.	152,835	23,901,865
Eaton Corp. PLC	216,030	14,847,742

COMMON STOCKS—98.7%	Shares	Value
Oil & gas—9.6%
Chevron Corp.	148,377	$16,478,750
ConocoPhillips	260,743	17,709,664
Occidental Petroleum Corp.	193,466	15,496,627
TOTAL S.A., Sponsored ADR	258,913	14,007,193

Pharmaceuticals—10.7%
Abbott Laboratories	459,780	21,342,988
Merck & Co., Inc.	401,022	23,884,870
Pfizer, Inc.	770,891	26,156,332

Real estate investment trusts (REITs)—3.9%
American Campus Communities, Inc.	265,172	10,644,004
Prologis, Inc.	213,005	8,562,801
Simon Property Group, Inc.	38,190	6,931,103

Retail—5.0%
McDonald’s Corp.	113,974	11,004,190
The Home Depot, Inc.	204,987	21,929,509

Semiconductors—3.1%
Applied Materials, Inc.	1,056,059	20,899,408

Software—4.1%
Microsoft Corp.	555,079	26,999,043

Telecommunications—4.6%
AT&T, Inc.	365,538	12,662,236
Cisco Systems, Inc.	611,937	17,642,144

Transportation—3.0%
Union Pacific Corp.	187,560	19,924,499
Total common stocks (cost $510,947,270)		657,187,138

Total investment portfolio (cost $510,947,270) 98.7% ‡		657,187,138

Other assets in excess of liabilities 1.3%		8,738,470

Net assets 100.0%		$665,925,608

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $511,099,618. Net unrealized appreciation (depreciation) on a tax-basis was $146,087,520, including aggregate gross unrealized appreciation and depreciation of $155,320,279 and $(9,232,759), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	25.4%
Industrial	17.3%
Financial	15.9%
Technology	11.5%
Energy	9.6%
Consumer, cyclical	8.4%
Basic materials	6.0%
Communications	4.6%

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—95.9%	Shares	Value
Australia—4.4%
CSL Ltd.	375	$26,919
Echo Entertainment Group Ltd.	62,815	224,507
Macquarie Group Ltd.	521	31,897
Qantas Airways Ltd.*	111,395	298,837
Western Areas Ltd.	17,544	50,904

Austria—0.4%
ams AG	1,103	60,178

Belgium—0.6%
Anheuser-Busch InBev N.V.	759	92,211

Britain—13.7%
AstraZeneca PLC	1,664	114,674
Aviva PLC	6,336	51,124
BAE Systems PLC	19,903	154,935
Barclays PLC	30,007	117,476
Bellway PLC	1,664	50,822
British American Tobacco PLC	448	24,641
Britvic PLC	2,039	22,667
BT Group PLC	28,166	196,802
GlaxoSmithKline PLC	3,412	78,936
HSBC Holdings PLC	24,962	247,607
Imperial Tobacco Group PLC	7,076	345,963
Lloyds Banking Group PLC	151,913	180,245
Prudential PLC	5,186	129,418
Taylor Wimpey PLC	70,411	178,984
The British Land Co. PLC	4,994	63,663

Denmark—4.3%
AP Moeller—Maersk A/S, Class B	62	122,756
Danske Bank A/S	7,036	199,376
Novo Nordisk A/S, Class B	3,021	169,222
SimCorp A/S	780	26,980
Sydbank A/S	2,465	92,620

Finland—0.7%
Huhtamaki OYJ	3,070	98,260

France—8.1%
Cap Gemini S.A.	2,429	215,707
Cie de Saint-Gobain	853	38,854
Credit Agricole S.A.	4,173	64,759
Orange S.A.	10,811	177,951
Pernod Ricard S.A.	372	46,176
Renault S.A.	3,017	316,325
Societe Generale S.A.	2,705	134,944
TOTAL S.A.	3,226	174,717

Germany—12.5%
Allianz SE	1,041	178,007
Bayer AG*	2,498	363,904
Commerzbank AG*	8,147	110,521
Daimler AG	4,183	404,390
Deutsche Bank AG	2,081	67,120
Deutsche Lufthansa AG*	1,969	27,359
Fresenius SE & Co. KGaA	4,058	242,248
HeidelbergCement AG	354	27,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	354	69,470
Rheinmetall AG	686	35,385
Volkswagen AG	1,072	273,600

Hong Kong—2.7%
Power Assets Holdings Ltd.	26,000	262,657
Wheelock and Co. Ltd.	21,000	118,402

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—95.9%	Shares	Value
Ireland—0.4%
Shire PLC	656	$53,371

Israel—2.7%
Israel Discount Bank Ltd., Class A*	41,516	73,021
Teva Pharmaceutical Industries Ltd.	5,161	312,637

Italy—1.1%
Enel SpA	33,014	156,169

Japan—26.1%
AIN Pharmaciez, Inc.	800	28,275
Alps Electric Co. Ltd.	8,100	200,892
Arcs Co. Ltd.	1,000	21,064
Bridgestone Corp.	5,200	217,279
Calsonic Kansei Corp.	13,000	93,730
Fuji Heavy Industries Ltd.	2,100	70,032
FUJIFILM Holdings Corp.	6,300	237,975
Fujitsu Ltd.	18,000	118,613
Furuno Electric Co. Ltd.	3,100	25,263
Fuyo General Lease Co. Ltd.	700	28,608
Heiwa Corp.	3,100	64,789
Hoya Corp.	1,300	50,172
ITOCHU Corp.	11,500	141,668
KDDI Corp.	6,300	148,865
Marubeni Corp.	40,300	250,026
MITSUBA Corp.	2,100	44,417
Mitsubishi Corp.	4,200	90,800
Mitsubishi UFJ Financial Group, Inc.	28,100	198,270
Mitsui & Co. Ltd.	6,300	88,215
Nippon Suisan Kaisha Ltd.	14,600	44,076
Nippon Telegraph and Telephone Corp.	5,200	350,472
Nippon Yusen K.K.	8,000	25,194
Nipro Corp.	6,700	64,106
Nishimatsuya Chain Co. Ltd.	4,200	38,949
Oki Electric Industry Co. Ltd.	32,000	65,599
Open House Co. Ltd.	2,800	71,680
Sankyu, Inc.	8,000	37,479
SIIX Corp.	1,800	47,914
Sojitz Corp.	80,100	157,005
Sumitomo Corp.	13,500	159,549
Sumitomo Heavy Industries Ltd.	31,000	192,535
Sumitomo Mitsui Financial Group, Inc.	2,100	91,578
TDK Corp.	1,000	71,788
Toho Holdings Co. Ltd.	1,000	17,415
Toyota Motor Corp.	2,800	194,505

Netherlands—4.3%
BE Semiconductor Industries N.V.	1,652	47,182
Heineken N.V.	1,821	142,813
ING Groep N.V., CVA*	18,438	283,263
Royal Dutch Shell PLC, Class B	4,453	143,368

New Zealand—0.3%
Air New Zealand Ltd.	22,267	45,887

Norway—0.2%
Kongsberg Automotive ASA*	27,794	23,144

Singapore—2.3%
DBS Group Holdings Ltd.	3,700	58,811
Oversea-Chinese Banking Corp. Ltd.	21,500	173,152
Singapore Telecommunications Ltd.	28,100	93,896

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—95.9%	Shares	Value
Spain—1.9%
Almirall S.A.*	4,619	$87,132
Banco Santander S.A.	6,138	46,440
Cie Automotive S.A.	2,789	42,338
Iberdrola S.A.	15,649	104,663

Sweden—5.4%
Boliden AB	11,033	238,532
Loomis AB, Class B	874	28,003
Meda AB, Class A	8,226	138,163
Skandinaviska Enskilda Banken AB, Class A	17,136	216,509
Svenska Cellulosa AB SCA, Class B	2,955	74,643
Telefonaktiebolaget LM Ericsson, Class B	5,118	56,165
Tethys Oil AB*	2,227	18,114

Switzerland—3.8%
Holcim Ltd.*	354	28,595
Kaba Holding AG, Class B*	115	75,763
Novartis AG	3,579	369,779
Roche Holding AG	224	64,521
Total common stocks (cost $12,835,647)		13,747,317

INVESTMENT COMPANIES—1.7%
Hong Kong—1.7%
CK Hutchison Holdings Ltd.	11,226	244,058
Total investment companies (cost $216,275)		244,058

PREFERRED STOCKS—0.3%
Italy—0.3%
Unipol Gruppo Finanziario SpA	8,959	47,144
Total preferred stocks (cost $39,605)		47,144
Total investment portfolio (cost $13,091,527) 97.9% ‡		14,038,519

Other assets in excess of liabilities 2.1%		297,988

Total net assets 100.0%		$14,336,507

* Non-income producing security

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $13,117,715. Net unrealized appreciation (depreciation) on a tax-basis was $920,804, including aggregate gross unrealized appreciation and depreciation of $1,221,784 and $(300,980), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

CVA—Dutch certification

Sector allocation
Sector	Percent of net assets
Consumer, cyclical	24.8%
Financial	23.5%
Consumer, non-cyclical	20.7%
Industrial	9.6%
Communications	7.6%
Technology	3.7%
Utilities	3.7%
Energy	2.3%
Basic materials	2.0%

Industry allocation
Industry	Value	Percent of net assets
Banks	$2,355,712	16.4%
Pharmaceuticals	1,769,754	12.3%
Auto manufacturers	1,258,852	8.8%
Telecommunications	1,089,750	7.6%
Distribution/wholesale	887,263	6.2%
Electric	523,489	3.7%
Insurance	475,163	3.3%
Auto parts & equipment	456,293	3.2%
Computers	406,108	2.8%
Electronics	400,004	2.8%
Airlines	372,083	2.6%
Agriculture	370,604	2.6%
Oil & gas	336,199	2.3%
Beverages	303,867	2.1%
Mining	289,436	2.0%
Healthcare services	270,523	1.9%
Investment companies	244,058	1.7%
Miscellaneous manufacturer	237,975	1.7%
Home builders	229,806	1.6%
Lodging	224,507	1.6%
Machinery-diversified	192,535	1.3%
Real estate	190,082	1.3%
Transportation	185,429	1.3%
Aerospace/defense	154,935	1.1%
Semiconductors	107,360	0.7%
Packaging & containers	98,260	0.7%
Building materials	94,775	0.7%
Cosmetics/personal care	74,643	0.5%
Food	65,140	0.5%
Entertainment	64,789	0.5%
Healthcare products	64,106	0.4%
Real estate investment trusts (REITs)	63,663	0.4%
Diversified financial services	60,505	0.4%
Retail	38,949	0.3%
Commercial services	28,003	0.2%
Software	26,980	0.2%
Biotechnology	26,919	0.2%
Total investment portfolio	$14,038,519	97.9%

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS—51.9%	Principal amount (in thousands)	Value
Advertising—1.0%
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	$500	$526,905

Airlines—0.5%
Southwest Airlines Co., 2.75%, 11/06/19	250	254,918

Auto manufacturers—0.9%
American Honda Finance Corp., FRN, 0.39%, 09/02/16	500	499,153

Banks—7.4%
BB&T Corp., 2.45%, 01/15/20	250	252,904
Capital One NA, 2.40%, 09/05/19	250	250,840
Citigroup, Inc.
2.40%, 02/18/20	250	250,697
2.55%, 04/08/19	250	253,670
Citizens Bank NA, 2.45%, 12/04/19	250	252,296
First Tennessee Bank NA, 2.95%, 12/01/19	250	252,370
JPMorgan Chase & Co., 2.20%, 10/22/19	250	249,706
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	250	253,427
Morgan Stanley, 5.50%, 07/24/20	250	286,506
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	500	504,156
Regions Financial Corp., 2.00%, 05/15/18	500	498,300
The Goldman Sachs Group, Inc., 2.55%, 10/23/19	250	252,874
The Huntington National Bank, 2.40%, 04/01/20	500	501,651

Biotechnology—1.2%
Amgen, Inc., 2.20%, 05/22/19	250	252,637
Celgene Corp., 3.95%, 10/15/20	135	145,349
Gilead Sciences, Inc., 4.50%, 04/01/21	250	280,532

Chemicals—0.9%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20	440	475,174

Commercial services—1.4%
ERAC USA Finance LLC, 144A, 2.35%, 10/15/19 (a)	250	250,864
Moody’s Corp., 2.75%, 07/15/19	500	511,200

Computers—0.5%
NetApp, Inc., 3.38%, 06/15/21	250	253,967

Diversified financial services—1.4%
BlackRock, Inc., 5.00%, 12/10/19	250	283,160
Legg Mason, Inc., 2.70%, 07/15/19	250	254,900
Synchrony Financial, 3.00%, 08/15/19	250	255,366

Electric—2.4%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	250	252,932
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	278,454
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	255,191
PG&E Corp., 2.40%, 03/01/19	250	252,575
The Southern Co., 2.15%, 09/01/19	250	251,980

Electronics—1.9%
Amphenol Corp., 3.13%, 09/15/21	500	510,775
Keysight Technologies, Inc., 144A, 3.30%, 10/30/19 (a)	500	504,832

Food—1.4%
General Mills, Inc., 2.20%, 10/21/19	250	252,148
Ingredion, Inc., 1.80%, 09/25/17	250	249,674
The J.M. Smucker Co., 144A, 2.50%, 03/15/20 (a)	250	251,851

Gas—0.5%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	254,506

Healthcare products—2.1%
CareFusion Corp., 6.38%, 08/01/19	103	119,798

CORPORATE BONDS—51.9%	Principal amount (in thousands)	Value
Healthcare products (cont’d)
Edwards Lifesciences Corp., 2.88%, 10/15/18	$250	$257,612
Medtronic, Inc., 144A, 3.15%, 03/15/22 (a)	250	258,201
Zimmer Holdings, Inc., 2.70%, 04/01/20	500	505,556

Healthcare services—2.4%
Aetna, Inc., 3.95%, 09/01/20	500	540,110
Roche Holdings, Inc., 144A, 2.88%, 09/29/21 (a)	500	513,775
UnitedHealth Group, Inc., 2.30%, 12/15/19	250	254,307

Housewares—0.5%
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250	255,135

Insurance—4.2%
Aon Corp., 3.13%, 05/27/16	250	255,684
Assurant, Inc., 2.50%, 03/15/18	500	508,023
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	507,581
Tiaa Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	500	524,053
XLIT Ltd., 2.30%, 12/15/18	500	507,469

Internet—2.8%
Alibaba Group Holding Ltd., 144A, 3.13%, 11/28/21 (a)	500	500,315
Baidu, Inc., 3.25%, 08/06/18	500	517,498
Expedia, Inc., 4.50%, 08/15/24	250	254,658
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250	251,660

Media—2.7%
Cox Communications, Inc., 7.25%, 11/15/15	500	517,068
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	500	573,620
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	254,579
Time Warner Cable, Inc., 4.13%, 02/15/21	150	150,278

Miscellaneous manufacturer—0.9%
Crane Co., 2.75%, 12/15/18	250	256,529
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	254,336

Oil & gas—1.7%
Chevron Corp., 2.41%, 03/03/22	500	500,522
CNOOC Nexen Finance ULC, 1.63%, 04/30/17	200	200,648
Southwestern Energy Co., 4.05%, 01/23/20	208	215,697

Pharmaceuticals—3.3%
Actavis Funding SCS, 3.00%, 03/12/20	500	510,888
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	515,859
Hospira, Inc., 6.05%, 03/30/17	250	271,622
Owens & Minor, Inc., 3.88%, 09/15/21	500	519,338

Pipelines—1.6%
Enable Midstream Partners LP, 144A, 2.40%, 05/15/19 (a)	250	244,462
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	500	500,915
ONEOK Partners LP, 3.80%, 03/15/20	100	103,099

Real estate investment trusts (REITs)—0.9%
Ventas Realty LP / Ventas Capital Corp., 3.13%, 11/30/15	500	506,735

Retail—1.0%
AutoNation, Inc., 6.75%, 04/15/18	500	561,875

Semiconductors—1.9%
KLA-Tencor Corp., 3.38%, 11/01/19	500	518,948
Maxim Integrated Products, Inc., 2.50%, 11/15/18	500	509,391

Software—2.9%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	263,639

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—51.9%	Principal amount (in thousands)	Value
Software (cont’d)
Fiserv, Inc., 6.80%, 11/20/17	$250	$281,744
Intuit, Inc., 5.75%, 03/15/17	250	270,070
Microsoft Corp., 3.63%, 12/15/23	250	268,970
Oracle Corp., 2.50%, 10/15/22	500	493,157

Telecommunications—0.9%
Harris Corp., 2.70%, 04/27/20	500	503,071

Transportation—0.7%
J.B. Hunt Transport Services, Inc., 2.40%, 03/15/19	250	253,251
Ryder System, Inc., 2.65%, 03/02/20	150	151,916

Total corporate bonds (cost $27,933,084)		28,322,102

MORTGAGE AND ASSET-BACKED SECURITIES—33.0%
Asset-backed securities—11.0%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	1,000	999,869
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 02/21/17	1,000	999,807
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	1,002,330
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,011,997
Ford Credit Floorplan Master Owner Trust A, Series 2014-1, Class A1, 1.20%, 02/15/19	1,000	1,002,686
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	1,002,480

Federal agency mortgage-backed obligations—22.0%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	452	467,545
Series 0798, Class AK, 3.50%, 01/01/27	522	555,544
Series 0957, Class MA, 3.00%, 01/01/22	852	892,126
Series 1212, Class MA, 2.50%, 10/01/22	927	957,773
Series 1895, Class MA, 2.50%, 05/01/24	506	523,585
Series 1935, Class MA, 3.00%, 06/01/24	468	491,063
Series 2020, Class MA, 2.50%, 09/01/24	495	511,901
Series 2126, Class MA, 3.50%, 12/01/24	712	756,984
Series 2154, Class MA, 3.00%, 01/01/25	552	579,361
Series 2185, Class MA, 3.00%, 02/01/25	484	508,014
Series 2233, Class MA, 2.50%, 04/01/25	496	512,515
Series 2239, Class MA, 3.00%, 04/01/25	992	1,041,187
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	645	706,212
Series 18509, Class G, 3.50%, 04/01/29	621	660,609
Series 18513, Class G, 3.50%, 05/01/29	373	396,867
Series 18519, Class G, 3.50%, 07/01/29	1,100	1,170,049
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	527	564,349
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	654	694,336
Total mortgage and asset-backed securities (cost $17,966,199)		18,009,189

U.S. TREASURIES—8.2%
U.S. Treasury Notes,
1.25%, 01/31/20	500	496,250
2.13%, 09/30/21	850	869,523
2.75%, 12/31/17	750	787,969
2.75%, 02/15/24	600	637,500
3.63%, 02/15/21	1,500	1,665,938
Total U.S. Treasuries (cost $4,352,653)		4,457,180

U.S. GOVERNMENT AGENCY SECURITIES—3.7%	Principal amount (in thousands)	Value
Federal Farm Credit Banks, 1.15%, 10/10/17	$1,000	$1,007,747
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,023,100
Total U.S. Government agency securities (cost $2,007,787)		2,030,847

SUPRANATIONAL BANKS—1.9%
Inter-American Development Bank, 1.75%, 10/15/19	1,000	1,011,137

Total supranational banks (cost $995,330)		1,011,137

Total investment portfolio (cost $53,255,053) 98.7% ‡		53,830,455

Other assets in excess of liabilities 1.3%		714,943

Total net assets 100.0%		$54,545,398

(a) Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At April 30, 2015, these securities aggregated $5,082,188 or 9.3% of the net assets of the Fund.

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $53,255,053. Net unrealized appreciation (depreciation) on a tax-basis was $575,402, including aggregate gross unrealized appreciation and depreciation of $625,056 and $(49,654), respectively.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis. Rate shown was as of April 30, 2015.

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	47.3%
AA/Aa	7.3%
A/A	17.2%
BBB/Baa	26.9%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Eagle Asset Management, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE MID CAP GROWTH FUND
COMMON STOCKS—95.5%	Shares	Value
Airlines—1.5%
Delta Air Lines, Inc.	298,204	$13,311,827

Apparel—2.7%
Michael Kors Holdings Ltd.*	236,574	14,634,467
Under Armour, Inc., Class A*	126,127	9,781,149

Auto parts & equipment—0.7%
Mobileye N.V.*	141,111	6,330,239

Banks—0.6%
Signature Bank*	41,004	5,498,226

Beverages—5.7%
Constellation Brands, Inc., Class A*	179,663	20,830,128
Monster Beverage Corp.*	223,157	30,597,056

Biotechnology—3.3%
BioMarin Pharmaceutical, Inc.*	73,829	8,272,540
Illumina, Inc.*	47,007	8,661,040
Medivation, Inc.*	61,303	7,401,724
Vertex Pharmaceuticals, Inc.*	39,780	4,904,078

Building materials—1.9%
Fortune Brands Home & Security, Inc.	170,905	7,622,363
Martin Marietta Materials, Inc.	64,231	9,162,552

Chemicals—2.3%
Huntsman Corp.	354,457	8,170,234
RPM International, Inc.	82,615	3,927,517
The Sherwin-Williams Co.	29,607	8,230,746

Commercial services—1.4%
CoStar Group, Inc.*	24,289	4,965,400
Gartner, Inc.*	92,211	7,651,669

Computers—2.8%
Cadence Design Systems, Inc.*	335,495	6,256,982
IHS, Inc., Class A*	81,317	10,202,844
Stratasys Ltd.*	74,874	2,804,031
Synopsys, Inc.*	133,454	6,256,324

Distribution/wholesale—1.2%
HD Supply Holdings, Inc.*	333,929	11,019,657

Diversified financial services—3.9%
AerCap Holdings N.V.*	118,079	5,511,928
Ameriprise Financial, Inc.	143,398	17,964,901
LendingClub Corp.*	205,295	3,582,398
TD Ameritrade Holding Corp.	222,631	8,070,374

Electrical components & equipment—1.2%
Acuity Brands, Inc.	65,814	10,987,647

Electronics—2.5%
Amphenol Corp., Class A	160,951	8,911,857
Sensata Technologies Holding N.V.*	246,152	13,590,052

Engineering & construction—1.7%
SBA Communications Corp., Class A*	134,362	15,561,807

Environmental control—1.7%
Waste Connections, Inc.	318,381	15,094,443

Food—1.8%
The WhiteWave Foods Co.*	370,365	16,284,949

Healthcare products—3.9%
Align Technology, Inc.*	79,036	4,650,478
Edwards Lifesciences Corp.*	75,827	9,603,490

COMMON STOCKS—95.5%	Shares	Value
Healthcare products (cont’d)
Sirona Dental Systems, Inc.*	111,326	$10,325,487
The Cooper Companies, Inc.	61,092	10,878,652

Healthcare services—3.8%
Centene Corp.*	225,602	13,985,068
Envision Healthcare Holdings, Inc.*	280,943	10,664,596
Universal Health Services, Inc., Class B	80,885	9,459,501

Home builders—0.7%
Lennar Corp., Class A	141,605	6,485,509

Home furnishings—2.4%
Harman International Industries, Inc.	168,316	21,945,040

Household products/wares—1.6%
Church & Dwight Co., Inc.	180,074	14,616,607

Internet—6.7%
FireEye, Inc.*	110,949	4,582,194
Liberty Interactive Corp., Class A*	738,596	21,242,021
LinkedIn Corp., Class A*	20,797	5,243,548
Netflix, Inc.*	12,305	6,847,732
Splunk, Inc.*	130,648	8,667,841
TripAdvisor, Inc.*	83,465	6,718,098
Yelp, Inc.*	83,766	3,299,543
Zillow Group, Inc., Class A*	35,495	3,465,732

Leisure time—3.0%
Brunswick Corp.	198,674	9,941,647
Royal Caribbean Cruises Ltd.	253,763	17,271,110

Lodging—1.1%
Starwood Hotels & Resorts Worldwide, Inc.	109,965	9,451,492

Machinery-diversified—0.5%
The Middleby Corp.*	44,266	4,485,916

Media—4.9%
FactSet Research Systems, Inc.	67,608	10,640,823
Sirius XM Holdings, Inc.*	6,708,934	26,500,289
Starz, Class A*	178,060	7,003,100

Mining—0.4%
Alcoa, Inc.	234,075	3,141,286

Miscellaneous manufacturer—3.6%
A.O. Smith Corp.	113,858	7,275,526
Colfax Corp.*	110,114	5,460,553
Hexcel Corp.	212,968	10,680,345
Pall Corp.	93,505	9,099,907

Oil & gas—3.7%
Diamondback Energy, Inc.*	167,212	13,806,695
Gulfport Energy Corp.*	252,254	12,345,310
Rice Energy, Inc.*	272,460	6,710,690

Oil & gas services—0.5%
FMC Technologies, Inc.*	103,386	4,559,323

Pharmaceuticals—4.7%
AmerisourceBergen Corp.	140,287	16,034,804
Mylan N.V.*	249,213	18,008,131
Quintiles Transnational Holdings, Inc.*	131,069	8,634,826

Real estate investment trusts (REITs)—1.6%
Brixmor Property Group, Inc.	203,082	4,762,273
Crown Castle International Corp.	117,785	9,838,581

Retail—4.5%
AutoZone, Inc.*	15,946	10,726,237

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—95.5%	Shares	Value
Retail (cont’d)
Macy’s, Inc.	136,437	$8,817,923
O’Reilly Automotive, Inc.*	22,182	4,831,905
Sally Beauty Holdings, Inc.*	321,516	10,034,514
Tractor Supply Co.	70,741	6,087,971

Semiconductors—4.3%
Altera Corp.	214,181	8,927,064
Cavium, Inc.*	55,916	3,622,798
IPG Photonics Corp.*	112,601	9,974,196
Microchip Technology, Inc.	92,849	4,424,719
Skyworks Solutions, Inc.	132,151	12,190,930

Software—4.1%
ANSYS, Inc.*	123,531	10,603,901
Autodesk, Inc.*	139,888	7,949,835
Cerner Corp.*	115,845	8,318,829
ServiceNow, Inc.*	138,303	10,353,363

Telecommunications—1.9%
Palo Alto Networks, Inc.*	114,565	16,923,542

Transportation—0.7%
Old Dominion Freight Line, Inc.*	92,322	6,566,864
Total common stocks (cost $619,689,016)		860,741,504

Total investment portfolio (cost $619,689,016) 95.5% ‡		860,741,504

Other assets in excess of liabilities 4.5%		40,537,768

Net assets 100.0%		$901,279,272

* Non-income producing security

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $620,336,450. Net unrealized appreciation (depreciation) on a tax-basis was $240,405,054, including aggregate gross unrealized appreciation and depreciation of $253,789,246 and $(13,384,192), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	26.2%
Consumer, cyclical	17.8%
Industrial	13.8%
Communications	13.5%
Technology	11.2%
Financial	6.1%
Energy	4.2%
Basic materials	2.7%

EAGLE MID CAP STOCK FUND
COMMON STOCKS—96.9%	Shares	Value
Aerospace/defense—0.5%
B/E Aerospace, Inc.	31,614	$1,890,201

Apparel—1.5%
Hanesbrands, Inc.	164,994	5,128,014

COMMON STOCKS—96.9%	Shares	Value
Auto parts & equipment—1.8%
BorgWarner, Inc.	106,636	$6,312,851

Banks—6.4%
East West Bancorp, Inc.	122,872	4,987,375
First Republic Bank	77,052	4,491,361
Signature Bank*	50,282	6,742,313
SVB Financial Group*	44,741	5,939,815

Beverages—2.0%
Constellation Brands, Inc., Class A*	59,548	6,903,995

Chemicals—1.3%
Airgas, Inc.	45,473	4,605,505

Commercial services—1.7%
Quanta Services, Inc.*	93,003	2,688,717
Towers Watson & Co., Class A	24,148	3,064,502

Computers—0.7%
Amdocs Ltd.	43,292	2,384,091

Distribution/wholesale—2.9%
Fastenal Co.	98,648	4,204,378
LKQ Corp.*	214,677	5,811,306

Diversified financial services—4.9%
Affiliated Managers Group, Inc.*	27,832	6,293,650
Invesco Ltd.	97,401	4,034,350
PRA Group, Inc.*	71,302	3,905,567
TD Ameritrade Holding Corp.	76,005	2,755,181

Electric—1.3%
ITC Holdings Corp.	59,215	2,131,740
NRG Energy, Inc.	101,529	2,562,592

Electrical components & equipment—2.2%
AMETEK, Inc.	144,534	7,576,472

Electronics—4.5%
Agilent Technologies, Inc.	66,885	2,767,033
Amphenol Corp., Class A	61,225	3,390,028
FLIR Systems, Inc.	108,905	3,364,075
Mettler-Toledo International, Inc.*	8,745	2,772,252
Trimble Navigation Ltd.*	135,667	3,450,012

Environmental control—2.6%
Stericycle, Inc.*	49,089	6,549,945
Waste Connections, Inc.	55,873	2,648,939

Food—2.0%
The Hain Celestial Group, Inc.*	46,633	2,809,172
The WhiteWave Foods Co.*	94,927	4,173,940

Healthcare products—5.9%
DENTSPLY International, Inc.	48,805	2,489,055
Edwards Lifesciences Corp.*	14,683	1,859,602
IDEXX Laboratories, Inc.*	11,786	1,477,611
Sirona Dental Systems, Inc.*	37,079	3,439,077
Teleflex, Inc.	23,514	2,891,281
The Cooper Companies, Inc.	32,171	5,728,690
Varian Medical Systems, Inc.*	29,280	2,601,528

Healthcare services—2.7%
Acadia Healthcare Co., Inc.*	27,998	1,917,863
Envision Healthcare Holdings, Inc.*	110,195	4,183,002
MEDNAX, Inc.*	48,761	3,451,304

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—96.9%	Shares	Value
Household products/wares—1.3%
Church & Dwight Co., Inc.	54,541	$4,427,093

Insurance—2.9%
Arthur J Gallagher & Co.	99,402	4,754,398
HCC Insurance Holdings, Inc.	96,049	5,470,951

Internet—1.4%
F5 Networks, Inc.*	39,655	4,838,703

Iron/steel—0.9%
Steel Dynamics, Inc.	142,184	3,146,532

Leisure time—3.3%
Jarden Corp.*	127,933	6,547,611
Polaris Industries, Inc.	35,444	4,854,410

Lodging—1.4%
Wyndham Worldwide Corp.	55,061	4,702,209

Machinery-diversified—4.4%
Flowserve Corp.	29,747	1,741,092
IDEX Corp.	40,752	3,056,808
Roper Technologies, Inc.	22,644	3,808,041
The Middleby Corp.*	36,440	3,692,830
Wabtec Corp.	30,583	2,876,331

Miscellaneous manufacturer—1.0%
Pall Corp.	36,761	3,577,581

Oil & gas—3.7%
Cimarex Energy Co.	28,712	3,571,773
Concho Resources, Inc.*	14,090	1,784,639
Range Resources Corp.	63,350	4,026,526
Whiting Petroleum Corp.*	88,014	3,336,611

Oil & gas services—1.3%
Core Laboratories N.V.	14,724	1,932,967
FMC Technologies, Inc.*	56,988	2,513,171

Packaging & containers—1.7%
Berry Plastics Group, Inc.*	79,986	2,737,121
Crown Holdings, Inc.*	56,677	3,075,294

Pharmaceuticals—3.4%
Omnicare, Inc.	40,578	3,570,052
Perrigo Co. PLC	9,015	1,652,269
Zoetis, Inc.	146,666	6,514,904

Real estate investment trusts (REITs)—2.2%
Boston Properties, Inc.	18,739	2,479,357
Brixmor Property Group, Inc.	62,400	1,463,280
Essex Property Trust, Inc.	17,384	3,858,379

Retail—7.0%
Bloomin’ Brands, Inc.	198,356	4,494,747
Dunkin’ Brands Group, Inc.	93,890	4,892,608
PVH Corp.	33,847	3,498,088
Tractor Supply Co.	74,235	6,388,664
Ulta Salon, Cosmetics & Fragrance, Inc.*	32,425	4,899,093

Semiconductors—4.2%
Microchip Technology, Inc.	145,471	6,932,421
Skyworks Solutions, Inc.	83,308	7,685,163
Software—8.3%
ANSYS, Inc.*	35,847	3,077,106
CommVault Systems, Inc.*	83,000	3,797,250
Fiserv, Inc.*	29,334	2,276,318

COMMON STOCKS—96.9%	Shares	Value
Informatica Corp.*	109,270	$5,252,609
Nuance Communications, Inc.*	153,846	2,358,459
Open Text Corp.	59,023	2,985,383
Qlik Technologies, Inc.*	125,326	4,360,092
SolarWinds, Inc.*	99,343	4,845,952

Telecommunications—1.8%
NICE-Systems Ltd., Sponsored ADR	106,799	6,391,920

Transportation—1.8%
Expeditors International of Washington, Inc.	57,917	2,654,336
J.B. Hunt Transport Services, Inc.	41,836	3,648,099
Total common stocks (cost $251,052,468)		336,827,626

Total investment portfolio (cost $251,052,468) 96.9% ‡		336,827,626

Other assets in excess of liabilities 3.1%		10,692,234

Net assets 100.0%		$347,519,860

* Non-income producing security

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $252,110,678. Net unrealized appreciation (depreciation) on a tax-basis was $84,716,948, including aggregate gross unrealized appreciation and depreciation of $88,505,101 and $(3,788,153), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	19.0%
Industrial	18.7%
Consumer, cyclical	17.9%
Financial	16.4%
Technology	13.2%
Energy	5.0%
Communications	3.2%
Basic materials	2.2%
Utilities	1.3%

EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—97.7%	Shares	Value
Airlines—1.8%
JetBlue Airways Corp.*	3,518,043	$72,225,423

Apparel—2.0%
Steven Madden Ltd.*	1,394,312	54,406,054
Vince Holding Corp.*	1,420,469	26,179,244

Auto parts & equipment—1.3%
WABCO Holdings, Inc.*	402,720	50,118,504

Banks—1.0%
Synovus Financial Corp.	740,740	20,488,868
UMB Financial Corp.	360,988	17,973,593

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.7%	Shares	Value
Biotechnology—3.5%
Acorda Therapeutics, Inc.*	1,126,152	$33,863,391
Alder Biopharmaceuticals, Inc.*	690,364	17,604,282
CTI BioPharma Corp.*	4,332,630	7,712,081
Dermira, Inc.*	728,697	10,748,281
Isis Pharmaceuticals, Inc.*	347,016	19,682,748
Puma Biotechnology, Inc.*	116,710	21,075,492
Seattle Genetics, Inc.*	297,245	10,207,393
Synageva BioPharma Corp.*	200,842	18,469,430

Building materials—1.9%
Martin Marietta Materials, Inc.	343,637	49,019,818
Trex Co., Inc.*	600,000	28,152,000

Chemicals—3.4%
Chemtura Corp.*	1,016,903	30,639,288
Huntsman Corp.	2,799,902	64,537,741
Quaker Chemical Corp.	488,615	40,662,540

Commercial services—5.6%
ExamWorks Group, Inc.*	552,125	22,609,519
HMS Holdings Corp.*	949,090	16,144,021
LifeLock, Inc.*	1,754,017	25,626,188
Nutrisystem, Inc.	1,234,048	23,508,615
PAREXEL International Corp.*	599,007	38,081,870
Sotheby’s	439,907	18,788,428
Team Health Holdings, Inc.*	851,083	50,699,014
The Advisory Board Co.*	568,543	29,501,696

Computers—2.8%
Electronics for Imaging, Inc.*	483,456	20,174,619
Manhattan Associates, Inc.*	611,746	32,153,370
Qualys, Inc.*	839,408	41,567,484
Stratasys Ltd.*	489,489	18,331,363

Diversified financial services—2.1%
Artisan Partners Asset Management, Inc., Class A	367,881	16,477,390
Stifel Financial Corp.*	1,236,015	65,311,033

Electrical components & equipment—1.9%
Acuity Brands, Inc.	319,829	53,395,452
Belden, Inc.	259,831	21,812,812

Electronics—1.6%
Coherent, Inc.*	775,641	46,538,460
Woodward, Inc.	392,322	18,458,750

Energy-alternate sources—0.5%
SunEdison, Inc.*	853,699	21,615,659

Engineering & construction—0.8%
EMCOR Group, Inc.	748,882	33,422,604

Environmental control—1.9%
Waste Connections, Inc.	1,615,772	76,603,751

Food—3.8%
Pinnacle Foods, Inc.	485,591	19,690,715
The Hain Celestial Group, Inc.*	485,505	29,246,821
The WhiteWave Foods Co.*	1,299,039	57,118,745
United Natural Foods, Inc.*	674,474	45,500,016

Healthcare products—5.6%
Natus Medical, Inc.*	1,439,443	54,281,395
Sirona Dental Systems, Inc.*	498,252	46,212,873
The Spectranetics Corp.*	595,209	15,267,111
Thoratec Corp.*	1,201,942	48,209,894

COMMON STOCKS—97.7%	Shares	Value
Healthcare products (cont’d)
West Pharmaceutical Services, Inc.	595,200	$31,712,256
ZELTIQ Aesthetics, Inc.*	984,983	30,238,978

Healthcare services—3.5%
Acadia Healthcare Co., Inc.*	514,606	35,250,511
Centene Corp.*	1,312,337	81,351,770
HealthSouth Corp.	534,381	24,164,709

Home builders—0.5%
KB Home	1,284,636	18,614,376

Home furnishings—1.3%
Universal Electronics, Inc.*	980,312	52,878,029

Household products/wares—1.1%
Tumi Holdings, Inc.*	1,841,135	43,064,148

Insurance—1.9%
Enstar Group Ltd.*	192,849	27,392,272
MGIC Investment Corp.*	2,398,299	24,990,275
ProAssurance Corp.	526,745	23,677,188

Internet—2.2%
HomeAway, Inc.*	1,164,486	32,547,384
WebMD Health Corp.*	420,191	18,551,433
Yelp, Inc.*	489,050	19,263,679
Zillow Group, Inc., Class A*	188,196	18,375,457

Leisure time—1.4%
Brunswick Corp.	796,306	39,847,152
Intrawest Resorts Holdings, Inc.*	1,519,339	15,314,937

Machinery-diversified—1.5%
Chart Industries, Inc.*	396,987	16,097,823
Cognex Corp.*	991,148	44,492,634

Media—0.5%
Houghton Mifflin Harcourt Co.*	857,956	19,612,874

Metal fabricate/hardware—0.6%
RTI International Metals, Inc.*	673,189	25,345,566

Miscellaneous manufacturer—2.7%
Colfax Corp.*	771,811	38,274,108
Hexcel Corp.	1,056,896	53,003,334
Proto Labs, Inc.*	248,071	17,364,970

Oil & gas—3.2%
Diamondback Energy, Inc.*	320,835	26,491,346
Gulfport Energy Corp.*	1,010,457	49,451,766
Rice Energy, Inc.*	500,000	12,315,000
RSP Permian, Inc.*	1,383,552	40,150,679

Oil & gas services—1.1%
Geospace Technologies Corp.*	622,410	13,444,056
Thermon Group Holdings, Inc.*	1,251,908	29,131,899

Pharmaceuticals—6.9%
Anacor Pharmaceuticals, Inc.*	652,516	34,381,068
Chimerix, Inc.*	651,380	22,146,920
DexCom, Inc.*	778,707	52,617,232
Enanta Pharmaceuticals, Inc.*	577,756	19,782,365
Keryx Biopharmaceuticals, Inc.*	1,489,706	15,880,266
Neurocrine Biosciences, Inc.*	575,843	19,630,488
Ophthotech Corp.*	517,087	23,413,699
Portola Pharmaceuticals, Inc.*	713,428	25,462,245
Prestige Brands Holdings, Inc.*	743,518	29,183,082
Receptos, Inc.*	223,694	32,959,074

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.7%	Shares	Value
Real estate investment trusts (REITs)—2.2%
InfraREIT, Inc.	50,000	$1,559,500
The GEO Group, Inc.	1,333,247	51,996,633
Two Harbors Investment Corp.	3,249,436	34,119,078

Retail—6.0%
Buffalo Wild Wings, Inc.*	126,786	20,197,010
Chuy’s Holdings, Inc.*	968,927	21,917,129
Domino’s Pizza, Inc.	324,968	35,047,799
Genesco, Inc.*	1,343,469	90,805,069
Party City Holdco Inc.*	100,000	2,079,000
The Habit Restaurants, Inc., Class A*	133,843	4,432,880
Vitamin Shoppe, Inc.*	1,594,932	66,795,752

Semiconductors—4.7%
Cavium, Inc.*	1,116,134	72,314,322
IPG Photonics Corp.*	631,923	55,975,739
Teradyne, Inc.	811,000	14,800,750
Veeco Instruments, Inc.*	1,565,280	46,191,413

Software—9.4%
ANSYS, Inc.*	359,070	30,822,569
Aspen Technology, Inc.*	565,366	25,096,597
Cornerstone OnDemand, Inc.*	873,143	24,998,084
Demandware, Inc.*	300,000	18,480,000
Guidewire Software, Inc.*	523,995	26,173,550
MedAssets, Inc.*	1,039,484	21,039,156
Medidata Solutions, Inc.*	437,121	23,355,375
Proofpoint, Inc.*	1,132,558	61,135,481
PTC, Inc.*	1,511,888	57,965,786
RealPage, Inc.*	1,102,340	21,870,425
The Ultimate Software Group, Inc.*	393,158	65,350,723

Telecommunications—4.6%
Aruba Networks, Inc.*	1,339,165	32,956,851
Finisar Corp.*	1,819,248	36,985,312
Fortinet, Inc.*	2,147,198	81,035,252
Qorvo, Inc.*	505,940	33,346,505

Transportation—0.9%
Landstar System, Inc.	570,617	35,555,145
Total common stocks (cost $2,852,905,720)		3,912,381,772

Total investment portfolio (cost $2,852,905,720) 97.7% ‡		3,912,381,772

Other assets in excess of liabilities 2.3%		91,733,313

Net assets 100.0%		$4,004,115,085

* Non-income producing security

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $2,868,162,584. Net unrealized appreciation (depreciation) on a tax-basis was $1,044,219,188, including aggregate gross unrealized appreciation and depreciation of $1,182,454,752 and $(138,235,564), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	30.0%
Technology	16.9%
Consumer, cyclical	14.3%
Industrial	13.8%
Communications	7.3%
Financial	7.2%
Energy	4.8%
Basic materials	3.4%

EAGLE SMALLER COMPANY FUND
COMMON STOCKS—98.1%	Shares	Value
Advertising—1.2%
MDC Partners, Inc., Class A	52,966	$1,109,108

Aerospace/defense—1.8%
Esterline Technologies Corp.*	6,064	674,863
HEICO Corp.	17,154	957,879

Apparel—1.5%
Iconix Brand Group, Inc.*	22,006	578,978
Steven Madden Ltd.*	21,660	845,173

Auto parts & equipment—1.5%
Gentherm, Inc.*	25,703	1,355,319

Banks—5.9%
Eagle Bancorp, Inc.*	26,743	985,747
Signature Bank*	11,666	1,564,294
South State Corp.	14,498	981,804
Texas Capital Bancshares, Inc.*	15,883	836,399
Western Alliance Bancorporation*	36,791	1,137,578

Biotechnology—1.4%
Bio-Rad Laboratories, Inc., Class A*	9,358	1,258,183

Chemicals—3.0%
Balchem Corp.	22,988	1,205,031
Platform Specialty Products Corp.*	34,019	916,472
Sensient Technologies Corp.	10,890	711,770

Commercial services—4.4%
Gartner, Inc.*	7,624	632,640
Healthcare Services Group, Inc.	29,919	905,648
LifeLock, Inc.*	66,363	969,563
Monro Muffler Brake, Inc.	13,400	802,526
Ritchie Bros Auctioneers, Inc.	31,940	807,763

Diversified financial services—4.8%
Evercore Partners, Inc., Class A	17,154	827,509
Financial Engines, Inc.	22,006	927,993
PRA Group, Inc.*	21,341	1,168,953
The NASDAQ OMX Group, Inc.	17,096	831,379
WageWorks, Inc.*	14,152	713,261

Electric—1.0%
ALLETE, Inc.	18,655	938,347

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—98.1%	Shares	Value
Electronics—2.0%
Control4 Corp.*	72,543	$850,204
FLIR Systems, Inc.	34,134	1,054,399

Environmental control—0.8%
Clean Harbors, Inc.*	13,342	737,146

Food—2.3%
J & J Snack Foods Corp.	8,087	843,717
TreeHouse Foods, Inc.*	15,594	1,267,168

Healthcare products—8.6%
Bio-Techne Corp.	11,956	1,147,298
Cantel Medical Corp.	20,332	910,670
Globus Medical, Inc., Class A*	49,382	1,179,736
ICU Medical, Inc.*	8,722	735,875
Integra LifeSciences Holdings Corp.*	19,137	1,124,873
NuVasive, Inc.*	12,388	554,115
Sirona Dental Systems, Inc.*	5,722	530,715
STERIS Corp.	15,075	1,002,488
West Pharmaceutical Services, Inc.	15,132	806,233

Healthcare services—3.4%
Acadia Healthcare Co., Inc.*	14,531	995,373
AmSurg Corp.*	19,257	1,207,799
MEDNAX, Inc.*	13,746	972,942

Household products/wares—0.9%
Tumi Holdings, Inc.*	37,196	870,014

Housewares—0.8%
The Toro Co.	11,436	766,669

Insurance—1.6%
AmTrust Financial Services, Inc.	12,534	745,397
Selective Insurance Group, Inc.	27,493	740,661

Internet—0.8%
j2 Global, Inc.	10,917	757,312

Iron/steel—0.7%
Steel Dynamics, Inc.	30,727	679,989

Leisure time—1.5%
Jarden Corp.*	26,857	1,374,541

Machinery-diversified—2.6%
Cognex Corp.*	16,612	745,713
Graco, Inc.	11,031	790,040
IDEX Corp.	12,359	927,049

Miscellaneous manufacturer—4.1%
A.O. Smith Corp.	11,000	702,900
AptarGroup, Inc.	15,132	939,243
CLARCOR, Inc.	17,847	1,160,055
Proto Labs, Inc.*	14,209	994,630

Oil & gas—3.1%
Carrizo Oil & Gas, Inc.*	16,000	891,680
SM Energy Co.	17,038	987,693
Whiting Petroleum Corp.*	26,280	996,275

Oil & gas services—1.3%
Core Laboratories N.V.	4,910	644,585
Helix Energy Solutions Group, Inc.*	34,713	572,070

Packaging & containers—1.9%
Berry Plastics Group, Inc.*	37,485	1,282,737
Silgan Holdings, Inc.	9,183	494,688

COMMON STOCKS—98.1%	Shares	Value
Pharmaceuticals—2.2%
Akorn, Inc.*	19,747	$822,265
Prestige Brands Holdings, Inc.*	32,287	1,267,265

Pipelines—0.8%
Primoris Services Corp.	40,409	777,065

Real estate—1.1%
HFF, Inc., Class A	25,183	986,922

Real estate investment trusts (REITs)—4.8%
American Assets Trust, Inc.	25,381	1,010,164
BioMed Realty Trust, Inc.	47,822	992,307
Corporate Office Properties Trust	44,654	1,178,419
Pebblebrook Hotel Trust	30,179	1,295,886

Retail—7.0%
Bloomin’ Brands, Inc.	52,163	1,182,014
Casey’s General Stores, Inc.	10,455	859,192
Copart, Inc.*	15,479	550,588
Mattress Firm Holding Corp.*	16,231	958,928
MSC Industrial Direct Co., Inc., Class A	11,435	812,571
Popeyes Louisiana Kitchen, Inc.*	16,347	910,201
Texas Roadhouse, Inc.	20,504	688,934
Vitamin Shoppe, Inc.*	12,650	529,782

Semiconductors—3.0%
Diodes, Inc.*	41,008	1,095,733
Power Integrations, Inc.	22,467	1,111,892
Semtech Corp.*	23,796	554,209

Software—9.4%
CommVault Systems, Inc.*	27,205	1,244,629
Constant Contact, Inc.*	21,198	738,750
Informatica Corp.*	14,844	713,551
Monotype Imaging Holdings, Inc.	27,724	898,535
Omnicell, Inc.*	24,201	859,861
Qlik Technologies, Inc.*	30,133	1,048,327
SolarWinds, Inc.*	28,951	1,412,230
SPS Commerce, Inc.*	10,686	697,368
Tangoe, Inc.*	84,498	1,155,933

Telecommunications—4.2%
NeuStar, Inc., Class A*	27,955	838,650
NICE-Systems Ltd., Sponsored ADR	27,724	1,659,281
Plantronics, Inc.	26,396	1,406,115

Transportation—2.7%
Genesee & Wyoming, Inc., Class A*	9,992	928,756
Landstar System, Inc.	14,036	874,583
Roadrunner Transportation Systems, Inc.*	30,669	750,471
Total common stocks (cost $77,303,321)		91,440,249

Total investment portfolio (cost $77,303,321) 98.1% ‡		91,440,249

Other assets in excess of liabilities 1.9%		1,773,786

Net assets 100.0%		$93,214,035

* Non-income producing security

‡ As of April 30, 2015, aggregate cost for federal income tax purposes was $77,739,361. Net unrealized appreciation (depreciation) on a tax-basis was $13,700,888, including aggregate gross unrealized appreciation and depreciation of $15,845,029 and $(2,144,141), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2015

EAGLE SMALLER COMPANY FUND (cont’d)
Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.2%
Financial	18.2%
Industrial	15.9%
Technology	12.4%
Consumer, cyclical	12.3%
Communications	6.2%
Energy	5.2%
Basic materials	3.7%
Utilities	1.0%

14	The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2015

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Assets
Investments, at value (a)	$330,849,072	$657,187,138	$14,038,519	$53,830,455
Cash	1,555,853	8,067,669	133,439	492,297
Receivable for investments sold	4,830,658	—	—	—
Receivable for fund shares sold	395,451	1,127,487	109,861	285,593
Receivable for dividends and interest	220,973	1,023,880	42,535	276,094
Receivable for recoverable foreign withholding taxes	—	40,524	13,020	—
Receivable due from advisor	—	—	19,969	4,357
Prepaid expenses	17,815	13,550	33,974	27,203
Total assets	337,869,822	667,460,248	14,391,317	54,915,999

Liabilities
Payable for investments purchased	4,894,300	—	—	—
Payable for fund shares redeemed	259,585	882,128	2,147	307,686
Payable to the custodian	3,230	5,854	9,934	1,938
Accrued investment advisory fees	167,576	252,651	—	—
Accrued administrative fees	37,579	73,146	—	—
Accrued distribution fees	92,011	226,055	5,491	24,277
Accrued transfer agent and shareholder servicing fees	10,925	26,281	480	4,406
Accrued internal audit fees	750	750	750	750
Accrued trustees and officers compensation	15,333	15,333	15,333	15,333
Other accrued expenses	28,728	52,442	20,675	16,211
Total liabilities	5,510,017	1,534,640	54,810	370,601
Net assets	332,359,805	665,925,608	14,336,507	54,545,398

Net assets consists of
Paid-in capital	187,581,788	513,406,002	13,433,463	53,884,472
Undistributed net investment income (loss)	186,790	904,136	41,950	(42,325)
Accumulated net realized gain (loss)	28,200,089	5,379,667	(84,949)	127,849
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	116,391,138	146,235,803	946,043	575,402
Net assets	332,359,805	665,925,608	14,336,507	54,545,398

Net assets, at market value
Class A	162,984,773	219,855,182	8,017,505	21,705,913
Class C	68,460,099	217,221,270	4,985,612	23,717,662
Class I	93,876,271	221,520,434	1,323,805	9,090,319
Class R-3	860,371	3,359,447	3,166	28,597
Class R-5	6,178,291	3,890,223	3,206	2,907
Class R-6	N/A	79,052	3,213	N/A

Net asset value (“NAV”), offering and redemption price per share (b)
Class A	$38.21	$18.27	$16.75	$14.97
Maximum offering price (c)	40.12	19.18	17.59	15.55
Class C	30.80	17.59	16.62	14.93
Class I	39.58	18.24	16.78	14.99
Class R-3	37.32	18.20	16.74	14.96
Class R-5	39.47	18.22	16.79	14.97
Class R-6	N/A	18.27	16.80	N/A

Shares of beneficial interest outstanding
Class A	4,265,952	12,031,758	478,609	1,450,363
Class C	2,222,837	12,347,725	299,942	1,588,338
Class I	2,371,825	12,144,334	78,892	606,242
Class R-3	23,051	184,622	189	1,911
Class R-5	156,546	213,558	191	194
Class R-6	N/A	4,328	191	N/A

(a) Identified cost	$214,457,934	$510,947,270	$13,091,527	$53,255,053

(b) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c) For all funds except the Eagle Investment Grade Bond Fund, the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the Eagle Investment Grade Bond Fund is computed as 100/96.25 of NAV.

16	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2015

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund

$860,741,504	$336,827,626	$3,912,381,772	$91,440,249
22,885,409	12,125,959	64,792,699	2,459,268
11,338,270	2,441,040	41,667,930	95,369
7,854,008	72,364	6,866,239	149,586
255,353	127,408	408,319	16,539
—	—	—	—
—	—	—	—
15,541	13,195	40,618	—
903,090,085	351,607,592	4,026,157,577	94,161,011

—	3,109,864	6,561,169	517,878
960,997	551,174	12,264,496	265,416
6,374	5,247	29,763	4,911
426,916	158,314	1,769,213	26,320
93,896	41,156	388,482	9,988
175,704	136,815	386,343	24,720
67,579	46,427	414,902	50,156
750	750	751	751
15,333	15,333	15,333	15,311
63,264	22,652	212,040	31,525
1,810,813	4,087,732	22,042,492	946,976
901,279,272	347,519,860	4,004,115,085	93,214,035

632,689,274	241,606,536	2,700,863,624	74,989,903
(3,006,792)	(3,111,867)	(17,817,970)	(364,706)
30,544,302	23,250,033	261,593,379	4,451,910
241,052,488	85,775,158	1,059,476,052	14,136,928
901,279,272	347,519,860	4,004,115,085	93,214,035

346,413,251	165,692,190	781,595,197	26,886,757
113,560,350	121,778,794	194,698,746	22,493,888
249,040,442	57,415,032	1,859,982,051	18,735,007
21,091,947	1,881,784	123,080,785	361,555
71,682,691	274,825	381,662,244	8,543
99,490,591	477,235	663,096,062	24,728,285

$44.25	$29.70	$54.53	$12.94
46.46	31.18	57.25	13.59
36.61	23.81	43.49	11.65
46.09	30.85	56.35	13.70
43.36	28.92	53.42	12.58
45.98	31.00	56.53	13.54
46.22	31.04	56.75	13.57

7,828,518	5,579,410	14,333,568	2,077,842
3,101,708	5,114,969	4,476,539	1,930,121
5,403,632	1,860,932	33,009,213	1,367,682
486,405	65,069	2,303,871	28,743
1,559,012	8,864	6,751,257	631
2,152,337	15,374	11,683,669	1,822,569

$619,689,016	$251,052,468	$2,852,905,720	$77,303,321

The accompanying notes are an integral part of the financial statements.	17

Statements of Operations

(UNAUDITED)	11.01.2014 to 04.30.2015

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Investment income
Dividends (a)	$2,368,474	$10,064,321	$133,074	$—
Interest	—	—	—	556,135
Total income	2,368,474	10,064,321	133,074	556,135

Expenses
Investment advisory fees	982,122	1,515,262	41,938	83,109
Administrative fees
Class A	121,131	166,341	3,280	16,592
Class C	51,267	161,082	3,151	18,730
Class I	45,486	107,211	642	4,139
Class R-3	514	2,444	2	22
Class R-5	2,926	2,049	1	1
Class R-6	N/A	54	1	N/A
Distribution and service fees
Class A	201,884	277,234	5,466	27,653
Class C	341,777	1,073,876	21,007	124,864
Class R-3	1,712	8,147	7	74
Transfer agent and shareholder servicing fees
Class A	63,966	84,572	2,493	8,950
Class C	32,083	98,230	3,272	11,955
Class I	36,973	113,520	461	4,575
Class R-3	595	4,323	1	28
Class R-5	1,294	2,103	1	—
Class R-6	N/A	5	1	N/A
Custodian fees	7,278	12,626	10,318	3,743
Professional fees	51,984	53,642	56,420	55,708
State qualification expenses	39,827	58,046	38,944	34,605
Trustees and officers compensation	34,292	34,292	34,292	34,292
Internal audit fees	4,285	4,285	4,285	4,285
Other	42,863	81,611	17,670	13,337
Total expenses before adjustments	2,064,259	3,860,955	243,653	446,662
Fees and expenses waived	—	—	(152,477)	(120,570)
Recovered fees previously waived by Manager	2,818	—	—	—
Expense offsets	(1,133)	(11,066)	(52)	(1,033)
Total expenses after adjustments	2,065,944	3,849,889	91,124	325,059

Net investment income (loss)	302,530	6,214,432	41,950	231,076

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	28,632,607	6,939,486	(66,872)	127,854
Net realized loss on foreign currency transactions	—	(4,139)	(10,920)	—
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(14,620,209)	(2,476,106)	910,539	369,754
Net gain on investments	14,012,398	4,459,241	832,747	497,608

Net increase in net assets resulting from operations	14,314,928	10,673,673	874,697	728,684

(a) Net of foreign withholding taxes	$—	$96,129	$11,722	$—

18	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2014 to 04.30.2015

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund

$2,304,122	$1,688,875	$11,370,312	$358,300
—	—	—	—
2,304,122	1,688,875	11,370,312	358,300

2,272,045	1,124,255	9,985,357	243,186

231,297	125,182	575,995	14,750
80,907	91,566	144,673	10,664
115,503	40,837	892,004	11,320
13,841	2,404	94,152	298
29,272	154	182,076	3
28,418	284	305,385	12,067

385,493	208,635	959,988	24,583
539,382	610,438	964,486	71,435
46,138	8,013	313,839	993

168,541	99,838	589,497	13,334
45,063	70,854	110,248	6,494
115,311	123,992	1,124,665	47,309
13,155	3,003	83,771	807
33,663	265	198,192	11
2,519	57	33,141	2,642
13,637	10,544	71,447	10,327
51,896	51,896	51,896	76,735
48,504	40,878	57,965	40,749
34,292	34,292	34,292	34,292
4,285	4,285	4,284	4,285
87,218	61,425	431,108	19,355
4,360,380	2,713,097	17,208,461	645,639
—	(63,746)	—	(144,040)
—	—	—	—
(10,254)	(8,376)	(10,750)	(2,025)
4,350,126	2,640,975	17,197,711	499,574

(2,046,004)	(952,100)	(5,827,399)	(141,274)

31,119,609	23,995,418	277,891,863	17,245,056
—	—	—	—
22,230,808	2,046,803	(41,125,548)	(15,443,279)
53,350,417	26,042,221	236,766,315	1,801,777

51,304,413	25,090,121	230,938,916	1,660,503

$—	$5,908	$—	$4,825

The accompanying notes are an integral part of the financial statements.	19

Statements of Changes in Net Assets

	Eagle Capital Appreciation Fund		Eagle Growth & Income Fund		Eagle International Stock Fund
	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14

Net assets, beginning of period	$318,992,086	$324,382,862	$649,868,578	$486,405,768	$9,609,342	$6,748,495
Increase (decrease) in net assets from operations
Net investment income (loss)	302,530	(255,416)	6,214,432	8,832,217	41,950	195,628
Net realized gain (loss) on investments	28,632,607	58,437,026	6,939,486	6,058,856	(66,872)	367,821
Net realized loss on foreign currency transactions	—	—	(4,139)	—	(10,920)	(4,719)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(14,620,209)	(5,851,822)	(2,476,106)	57,191,380	910,539	(520,004)
Net increase (decrease) in net assets resulting from operations	14,314,928	52,329,788	10,673,673	72,082,453	874,697	38,726
Distributions to shareholders from
Net investment income	(115,740)	—	(5,687,702)	(8,518,286)	(196,447)	(49,408)
Net realized gains	(43,827,035)	(35,009,202)	(4,932,329)	(10,915,677)	(367,993)	(39,253)
Total distributions to shareholders	(43,942,775)	(35,009,202)	(10,620,031)	(19,433,963)	(564,440)	(88,661)
Fund share transactions
Proceeds from shares sold-Class A	10,288,151	11,188,592	15,056,955	53,465,827	4,065,519	1,599,189
Proceeds issued in connection with merger-Class A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class A	20,299,251	20,412,864	3,194,641	6,970,429	234,175	49,644
Cost of shares redeemed-Class A	(10,831,189)	(86,305,113)	(21,618,740)	(73,024,993)	(585,233)	(1,042,164)
Proceeds from shares sold-Class C	2,706,022	2,002,057	18,011,869	46,666,814	782,886	1,856,249
Proceeds issued in connection with merger-Class C	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class C	10,611,069	7,834,393	2,365,711	4,355,041	235,418	27,517
Cost of shares redeemed-Class C	(5,084,329)	(12,083,587)	(14,639,931)	(27,019,100)	(320,350)	(406,305)
Proceeds from shares sold-Class I	10,176,375	57,013,517	35,576,766	124,523,054	376,815	995,850
Proceeds issued in connection with merger-Class I	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class I	11,392,647	2,990,467	2,969,025	4,021,082	86,523	8,456
Cost of shares redeemed-Class I	(8,355,464)	(10,711,580)	(23,928,045)	(29,111,775)	(459,436)	(177,775)
Proceeds from shares sold-Class R-3	255,039	222,505	492,437	1,351,166	—	—
Proceeds issued in connection with merger-Class R-3	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-3	81,839	84,996	36,275	117,466	184	33
Cost of shares redeemed-Class R-3	(8,907)	(529,326)	(1,278,937)	(1,883,547)	—	—
Proceeds from shares sold-Class R-5	1,005,557	956,571	260,100	422,245	—	—
Proceeds issued in connection with merger-Class R-5	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-5	708,641	2,133,186	75,171	139,639	202	43
Cost of shares redeemed-Class R-5	(249,136)	(17,920,904)	(543,129)	(219,832)	—	—
Proceeds from shares sold-Class R-6	N/A	N/A	54,685	38,065	—	—
Proceeds issued in connection with merger-Class R-6	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-6	N/A	N/A	2,014	2,880	205	45
Cost of shares redeemed-Class R-6	N/A	N/A	(83,479)	(141)	—	—
Net increase (decrease) from fund share transactions	42,995,566	(22,711,362)	16,003,388	110,814,320	4,416,908	2,910,782
Increase (decrease) in net assets	13,367,719	(5,390,776)	16,057,030	163,462,810	4,727,165	2,860,847
Net assets, end of period (b)	332,359,805	318,992,086	665,925,608	649,868,578	14,336,507	9,609,342
(b) Includes undistributed net investment income (accumulated net investment loss) of	$186,790	$—	$904,136	$377,406	$41,950	$196,447

Shares issued and redeemed
Shares sold-Class A	265,810	290,023	823,070	3,067,548	251,409	95,317
Shares issued in connection with merger-Class A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class A	542,616	555,858	174,171	407,616	15,467	3,018
Shares redeemed-Class A	(277,923)	(2,287,788)	(1,180,124)	(4,095,582)	(36,422)	(62,896)
Shares sold-Class C	85,220	61,036	1,020,340	2,771,031	48,286	110,716
Shares issued in connection with merger-Class C	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class C	350,895	254,111	133,710	265,339	15,622	1,678
Shares redeemed-Class C	(159,700)	(371,357)	(830,183)	(1,597,125)	(20,177)	(25,241)
Shares sold-Class I	254,117	1,474,055	1,946,255	7,095,701	23,409	59,928
Shares issued in connection with merger-Class I	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class I	294,308	79,155	162,310	233,983	5,711	513
Shares redeemed-Class I	(208,203)	(266,428)	(1,306,606)	(1,657,345)	(28,302)	(10,575)
Shares sold-Class R-3	6,740	5,876	26,882	78,381	—	—
Shares issued in connection with merger-Class R-3	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-3	2,237	2,351	1,984	6,915	12	2
Shares redeemed-Class R-3	(242)	(13,901)	(69,777)	(107,186)	—	—
Shares sold-Class R-5	24,992	24,209	14,245	24,393	—	—
Shares issued in connection with merger-Class R-5	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-5	18,354	56,613	4,113	8,167	13	3
Shares redeemed-Class R-5	(6,035)	(466,843)	(29,617)	(12,840)	—	—
Shares sold-Class R-6	N/A	N/A	2,994	2,269	—	—
Shares issued in connection with merger-Class R-6	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions-Class R-6	N/A	N/A	110	166	13	3
Shares redeemed-Class R-6	N/A	N/A	(4,508)	(8)	—	—
Shares issued and redeemed	1,193,186	(603,030)	889,369	6,491,423	275,041	172,466

(†) The data for fiscal periods ending after October 31, 2014 are unaudited.

20	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Eagle Investment Grade Bond Fund		Eagle Mid Cap Growth Fund		Eagle Mid Cap Stock Fund		Eagle Small Cap Growth Fund		Eagle Smaller Company Fund
11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15(†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14	11/1/14 to 04/30/15 (†)	11/1/13 to 10/31/14

$57,903,233	$84,902,084	$698,785,887	$593,563,341	$388,881,638	$450,582,889	$3,769,291,164	$3,981,293,766	$88,240,501	$154,522,338

231,076	543,142	(2,046,004)	(2,771,207)	(952,100)	(2,526,804)	(5,827,399)	(16,316,601)	(141,274)	(95,431)
127,854	231,924	31,119,609	70,401,971	23,995,418	32,414,418	277,891,863	417,107,331	17,245,056	28,549,082
—	—	—	—	—	—	—	—	—	—
369,754	(132,748)	22,230,808	29,806,807	2,046,803	(8,316,189)	(41,125,548)	(117,518,200)	(15,443,279)	(24,095,189)
728,684	642,318	51,304,413	97,437,571	25,090,121	21,571,425	230,938,916	283,272,530	1,660,503	4,358,462

(218,015)	(544,923)	—	—	—	—	—	—	—	(88,374)
(231,903)	(195,041)	(68,282,709)	(28,381,810)	(31,201,435)	(30,758,828)	(415,686,715)	(49,712,316)	(37,344,156)	(3,368,574)
(449,918)	(739,964)	(68,282,709)	(28,381,810)	(31,201,435)	(30,758,828)	(415,686,715)	(49,712,316)	(37,344,156)	(3,456,948)

1,229,452	7,290,935	84,593,517	77,068,632	2,544,860	7,445,330	112,919,875	215,669,694	1,210,330	6,762,156
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13,607,384	N/A
199,160	408,677	24,891,238	13,448,101	12,520,759	12,830,745	78,356,875	11,481,538	7,518,494	371,262
(2,691,574)	(21,636,890)	(39,972,768)	(143,394,429)	(18,981,718)	(53,322,412)	(130,614,257)	(517,675,872)	(6,048,909)	(7,698,299)
582,586	1,826,896	10,109,284	8,641,720	1,432,520	4,651,385	11,651,504	24,600,934	2,572,765	1,680,561
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13,691,573	N/A
139,712	195,129	11,057,170	5,418,216	11,274,729	10,471,294	22,545,321	2,520,743	4,792,335	242,230
(3,529,487)	(16,956,200)	(7,690,792)	(24,912,497)	(11,734,438)	(23,627,973)	(15,047,728)	(35,298,025)	(4,305,985)	(2,407,271)
1,860,215	6,797,984	61,713,963	93,941,606	7,439,649	17,534,085	273,725,938	541,729,771	3,517,085	26,095,440
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,851,450	N/A
84,893	66,295	18,968,090	5,211,140	6,015,615	5,784,713	159,129,969	17,723,669	8,475,402	2,256,614
(1,510,549)	(4,894,849)	(36,595,570)	(32,981,220)	(42,706,539)	(33,225,113)	(259,485,908)	(719,366,030)	(21,960,763)	(102,058,840)
240	450	5,288,564	4,681,391	337,915	699,369	11,596,763	32,262,465	127,216	363,680
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	71,144	N/A
243	322	1,518,526	538,973	374,968	396,879	13,661,003	1,714,339	150,787	3,289
(1,523)	—	(1,376,192)	(2,231,093)	(3,437,359)	(2,223,327)	(22,184,510)	(48,426,097)	(263,806)	(151,818)
—	—	25,881,742	32,814,837	18,111	125,811	54,826,061	144,113,736	92	712
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3,563	N/A
31	46	4,875,830	1,762,800	29,218	43,105	38,385,435	4,405,002	2,565	1,260
—	—	(12,878,015)	(24,188,817)	(181,748)	(393,822)	(43,283,438)	(162,191,616)	—	(55,426)
N/A	N/A	70,968,805	25,855,909	25,601	535,971	129,533,033	203,604,039	4,452,332	13,905,412
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	3,570	N/A
N/A	N/A	3,132,740	462,038	51,774	19,559	62,838,102	6,342,356	12,875,708	403,770
N/A	N/A	(5,014,451)	(5,970,522)	(274,381)	(259,447)	(78,982,318)	(168,773,462)	(5,687,145)	(6,898,083)
(3,636,601)	(26,901,205)	219,471,681	36,166,785	(35,250,464)	(52,513,848)	419,571,720	(445,562,816)	40,657,187	(67,183,351)
(3,357,835)	(26,998,851)	202,493,385	105,222,546	(41,361,778)	(61,701,251)	234,823,921	(212,002,602)	4,973,534	(66,281,837)
54,545,398	57,903,233	901,279,272	698,785,887	347,519,860	388,881,638	4,004,115,085	3,769,291,164	93,214,035	88,240,501
$(42,325)	$(55,386)	$(3,006,792)	$(960,788)	$(3,111,867)	$(2,159,767)	$(17,817,970)	$(11,990,571)	$(364,706)	$(223,432)

82,530	491,175	1,944,692	1,795,231	87,146	253,061	2,050,399	3,868,886	79,387	286,905
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,038,708	N/A
13,417	27,606	593,496	330,258	440,872	445,357	1,471,219	209,402	511,127	15,725
(180,430)	(1,459,430)	(914,252)	(3,323,578)	(647,700)	(1,806,589)	(2,370,577)	(9,285,228)	(331,425)	(325,139)
39,132	123,339	275,341	236,658	61,087	190,909	265,471	535,321	196,877	74,007
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,158,849	N/A
9,451	13,226	317,826	156,319	493,856	440,682	529,357	55,571	357,495	10,742
(236,978)	(1,144,905)	(208,935)	(683,228)	(493,848)	(973,072)	(337,485)	(771,779)	(266,748)	(108,493)
124,395	458,013	1,340,398	2,071,455	244,596	574,652	4,782,137	9,472,409	217,881	1,081,117
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	422,219	N/A
5,708	4,466	434,749	123,868	204,057	194,575	2,894,273	315,200	539,091	93,635
(101,127)	(329,414)	(800,436)	(741,772)	(1,394,685)	(1,093,013)	(4,571,725)	(12,486,765)	(1,184,370)	(4,265,479)
17	30	123,548	110,032	11,722	24,311	213,237	588,013	8,334	15,389
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,582	N/A
16	22	36,920	13,431	13,542	14,064	261,605	31,718	10,415	141
(102)	—	(31,605)	(52,878)	(124,306)	(76,743)	(409,292)	(885,930)	(15,869)	(6,543)
—	—	565,172	736,366	591	4,089	957,761	2,495,451	6	29
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	260	N/A
2	3	111,908	41,941	986	1,443	696,019	78,131	168	52
—	—	(280,833)	(537,036)	(6,001)	(13,317)	(760,309)	(2,826,233)	—	(2,239)
N/A	N/A	1,563,979	575,680	813	17,180	2,255,115	3,525,589	283,036	569,876
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	260	N/A
N/A	N/A	71,622	10,970	1,746	655	1,135,286	112,294	839,493	16,761
N/A	N/A	(109,296)	(134,362)	(9,249)	(8,489)	(1,374,399)	(2,947,403)	(338,164)	(286,416)
(243,969)	(1,815,869)	5,034,294	729,355	(1,114,775)	(1,810,245)	7,688,092	(7,915,353)	3,532,612	(2,829,930)

The accompanying notes are an integral part of the financial statements.	21

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A*
11/01/14	04/30/15	$42.02	$0.05	$1.73	$1.78	$—	$(5.59)	$(5.59)	$38.21	1.19	(c)	1.19	(c)	0.26	(c)	21		4.52	$163
11/01/13	10/31/14	39.59	0.01	6.64	6.65	—	(4.22)	(4.22)	42.02	1.23		1.23		0.02		33		18.34	157
11/01/12	10/31/13	30.95	0.10	8.66	8.76	(0.12)	—	(0.12)	39.59	1.30		1.30		0.30		69	(d)	28.41	205
11/01/11	10/31/12	26.97	0.02	3.96	3.98	—	—	—	30.95	1.24		1.24		0.06		22		14.76	203
11/01/10	10/31/11	26.24	(0.01)	0.74	0.73	—	—	—	26.97	1.22		1.22		(0.03)		37		2.78	293
11/01/09	10/31/10	22.65	(0.04)	3.63	3.59	—	—	—	26.24	1.27		1.27		(0.18)		45		15.85	469
Class C*
11/01/14	04/30/15	35.05	(0.08)	1.42	1.34	—	(5.59)	(5.59)	30.80	1.95	(c)	1.95	(c)	(0.50	)(c)	21		4.12	68
11/01/13	10/31/14	33.93	(0.24)	5.58	5.34	—	(4.22)	(4.22)	35.05	1.97		1.97		(0.73)		33		17.45	68
11/01/12	10/31/13	26.62	(0.13)	7.44	7.31	—	—	—	33.93	2.03		2.03		(0.43)		69	(d)	27.46	68
11/01/11	10/31/12	23.36	(0.16)	3.42	3.26	—	—	—	26.62	1.94		1.94		(0.64)		22		13.96	66
11/01/10	10/31/11	22.88	(0.18)	0.66	0.48	—	—	—	23.36	1.92		1.92		(0.74)		37		2.10	67
11/01/09	10/31/10	19.90	(0.19)	3.17	2.98	—	—	—	22.88	1.99		1.99		(0.91)		45		14.97	81
Class I*
11/01/14	04/30/15	43.34	0.11	1.78	1.89	(0.06)	(5.59)	(5.65)	39.58	0.89	(c)	0.89	(c)	0.55	(c)	21		4.64	94
11/01/13	10/31/14	40.60	0.13	6.83	6.96	—	(4.22)	(4.22)	43.34	0.94		0.93		0.32		33		18.68	88
11/01/12	10/31/13	31.72	0.19	8.92	9.11	(0.23)	—	(0.23)	40.60	0.95		0.99		0.51		69	(d)	28.87	30
11/01/11	10/31/12	27.55	0.11	4.06	4.17	—	—	—	31.72	0.92		0.92		0.38		22		15.14	14
11/01/10	10/31/11	26.72	0.08	0.75	0.83	—	—	—	27.55	0.90		0.90		0.28		37		3.11	18
11/01/09	10/31/10	22.98	0.04	3.70	3.74	—	—	—	26.72	0.91		0.91		0.17		45		16.28	11
Class R-3*
11/01/14	04/30/15	41.24	(0.02)	1.69	1.67	—	(5.59)	(5.59)	37.32	1.53	(c)	1.53	(c)	(0.11	)(c)	21		4.32	1
11/01/13	10/31/14	39.05	(0.11)	6.52	6.41	—	(4.22)	(4.22)	41.24	1.56		1.56		(0.30)		33		17.94	1
11/01/12	10/31/13	30.53	0.01	8.52	8.53	(0.01)	—	(0.01)	39.05	1.60		1.60		0.02		69	(d)	27.94	1
11/01/11	10/31/12	26.68	(0.06)	3.91	3.85	—	—	—	30.53	1.53		1.53		(0.22)		22		14.43	1
11/01/10	10/31/11	26.03	(0.09)	0.74	0.65	—	—	—	26.68	1.51		1.51		(0.33)		37		2.50	1
11/01/09	10/31/10	22.52	(0.10)	3.61	3.51	—	—	—	26.03	1.49		1.49		(0.41)		45		15.59	1
Class R-5*
11/01/14	04/30/15	43.20	0.10	1.78	1.88	(0.02)	(5.59)	(5.61)	39.47	0.95	(c)	0.85	(c)	0.50	(c)	21		4.63	6
11/01/13	10/31/14	40.50	0.10	6.82	6.92	—	(4.22)	(4.22)	43.20	0.95		0.94		0.25		33		18.62	5
11/01/12	10/31/13	31.66	0.25	8.83	9.08	(0.24)	—	(0.24)	40.50	0.95		0.99		0.73		69	(d)	28.84	20
11/01/11	10/31/12	27.50	0.11	4.05	4.16	—	—	—	31.66	0.92		0.92		0.37		22		15.13	30
11/01/10	10/31/11	26.67	0.07	0.76	0.83	—	—	—	27.50	0.93		0.93		0.25		37		3.11	24
11/01/09	10/31/10	22.94	0.06	3.67	3.73	—	—	—	26.67	0.87		0.87		0.22		45		16.26	24

Eagle Growth & Income Fund
Class A*
11/01/14	04/30/15	18.27	0.19	0.12	0.31	(0.17)	(0.14)	(0.31)	18.27	1.01	(c)	1.01	(c)	2.06	(c)	10		1.67	220
11/01/13	10/31/14	16.68	0.30	1.91	2.21	(0.28)	(0.34)	(0.62)	18.27	1.02		1.02		1.71		10		13.52	223
11/01/12	10/31/13	13.87	0.33	3.06	3.39	(0.33)	(0.25)	(0.58)	16.68	1.09		1.09		2.17		28		25.14	214
11/01/11	10/31/12	13.14	0.30	1.36	1.66	(0.27)	(0.66)	(0.93)	13.87	1.12		1.12		2.25		20		13.48	175
11/01/10	10/31/11	12.83	0.27	0.30	0.57	(0.26)	—	(0.26)	13.14	1.21		1.21		2.02		123	(e)	4.46	134
11/01/09	10/31/10	11.57	0.20	1.26	1.46	(0.20)	—	(0.20)	12.83	1.40		1.30		1.61		50		12.65	128
Class C*
11/01/14	04/30/15	17.60	0.11	0.12	0.23	(0.10)	(0.14)	(0.24)	17.59	1.77	(c)	1.77	(c)	1.29	(c)	10		1.30	217
11/01/13	10/31/14	16.10	0.16	1.83	1.99	(0.15)	(0.34)	(0.49)	17.60	1.79		1.79		0.92		10		12.63	212
11/01/12	10/31/13	13.41	0.21	2.95	3.16	(0.22)	(0.25)	(0.47)	16.10	1.84		1.84		1.39		28		24.23	170
11/01/11	10/31/12	12.74	0.20	1.32	1.52	(0.19)	(0.66)	(0.85)	13.41	1.86		1.86		1.50		20		12.67	121
11/01/10	10/31/11	12.46	0.17	0.29	0.46	(0.18)	—	(0.18)	12.74	1.93		1.93		1.30		123	(e)	3.68	80
11/01/09	10/31/10	11.24	0.11	1.23	1.34	(0.12)	—	(0.12)	12.46	2.12		2.05		0.89		50		11.95	72
Class I*
11/01/14	04/30/15	18.24	0.21	0.12	0.33	(0.19)	(0.14)	(0.33)	18.24	0.74	(c)	0.74	(c)	2.31	(c)	10		1.81	222
11/01/13	10/31/14	16.65	0.33	1.93	2.26	(0.33)	(0.34)	(0.67)	18.24	0.77		0.77		1.89		10		13.86	207
11/01/12	10/31/13	13.85	0.37	3.06	3.43	(0.38)	(0.25)	(0.63)	16.65	0.80		0.80		2.37		28		25.49	94
11/01/11	10/31/12	13.13	0.34	1.36	1.70	(0.32)	(0.66)	(0.98)	13.85	0.83		0.83		2.49		20		13.79	44
11/01/10	10/31/11	12.82	0.32	0.29	0.61	(0.30)	—	(0.30)	13.13	0.88		0.87		2.39		123	(e)	4.77	14
11/01/09	10/31/10	11.56	0.29	1.22	1.51	(0.25)	—	(0.25)	12.82	0.95		0.97		2.01		50		13.15	9

22	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Growth & Income Fund (cont’d)
Class R-3*
11/01/14	04/30/15	$18.19	$0.15	$0.13	$0.28	$(0.13)	$(0.14)	$(0.27)	$18.20	1.45	(c)	1.45	(c)	1.63	(c)	10		1.49	$3
11/01/13	10/31/14	16.61	0.23	1.90	2.13	(0.21)	(0.34)	(0.55)	18.19	1.40		1.40		1.33		10		13.08	4
11/01/12	10/31/13	13.82	0.28	3.04	3.32	(0.28)	(0.25)	(0.53)	16.61	1.43		1.43		1.81		28		24.71	4
11/01/11	10/31/12	13.10	0.26	1.36	1.62	(0.24)	(0.66)	(0.90)	13.82	1.41		1.41		1.95		20		13.13	3
11/01/10	10/31/11	12.81	0.23	0.30	0.53	(0.24)	—	(0.24)	13.10	1.51		1.51		1.71		123	(e)	4.14	1
11/01/09	10/31/10	11.55	0.18	1.26	1.44	(0.18)	—	(0.18)	12.81	1.54		1.54		1.46		50		12.54	0
Class R-5*
11/01/14	04/30/15	18.21	0.21	0.14	0.35	(0.20)	(0.14)	(0.34)	18.22	0.73	(c)	0.73	(c)	2.33	(c)	10		1.88	4
11/01/13	10/31/14	16.63	0.34	1.90	2.24	(0.32)	(0.34)	(0.66)	18.21	0.76		0.76		1.95		10		13.80	4
11/01/12	10/31/13	13.84	0.33	3.10	3.43	(0.39)	(0.25)	(0.64)	16.63	0.72		0.72		2.07		28		25.54	3
11/01/11	10/31/12	13.13	0.32	1.37	1.69	(0.32)	(0.66)	(0.98)	13.84	0.86		0.84		2.37		20		13.69	0
11/01/10	10/31/11	12.83	0.29	0.32	0.61	(0.31)	—	(0.31)	13.13	0.95		0.85		2.17		123	(e)	4.77	0
12/28/09	10/31/10	12.11	0.22	0.69	0.91	(0.19)	—	(0.19)	12.83	0.95	(c)	1.85	(c)	2.11	(c)	50		7.53	0
Class R-6*
11/01/14	04/30/15	18.26	0.22	0.13	0.35	(0.20)	(0.14)	(0.34)	18.27	0.64	(c)	0.64	(c)	2.47	(c)	10		1.91	0
11/01/13	10/31/14	16.67	0.35	1.92	2.27	(0.34)	(0.34)	(0.68)	18.26	0.66		0.66		2.01		10		13.94	0
11/01/12	10/31/13	13.86	0.34	3.10	3.44	(0.38)	(0.25)	(0.63)	16.67	0.71		0.71		2.09		28		25.59	0
11/01/11	10/31/12	13.13	0.34	1.35	1.69	(0.30)	(0.66)	(0.96)	13.86	0.85		0.86		2.54		20		13.73	0
08/15/11	10/31/11	12.70	0.06	0.44	0.50	(0.07)	—	(0.07)	13.13	0.85	(c)	0.96	(c)	2.17	(c)	123	(e)	4.00	0

Eagle International Stock Fund
Class A*
11/01/14	04/30/15	16.54	0.09	1.18	1.27	(0.39)	(0.67)	(1.06)	16.75	1.56	(c)	4.61	(c)	1.10	(c)	38		8.35	8
11/01/13	10/31/14	16.48	0.42	(0.13)	0.29	(0.14)	(0.09)	(0.23)	16.54	1.57		5.96		2.49		96		1.73	4
02/28/13	10/31/13	14.29	0.15	2.04	2.19	—	—	—	16.48	1.55	(c)	11.48	(c)	1.50	(c)	42		15.33	4
Class C*
11/01/14	04/30/15	16.38	0.03	1.17	1.20	(0.29)	(0.67)	(0.96)	16.62	2.36	(c)	5.46	(c)	0.35	(c)	38		7.93	5
11/01/13	10/31/14	16.38	0.30	(0.14)	0.16	(0.07)	(0.09)	(0.16)	16.38	2.35		6.68		1.78		96		0.94	4
02/28/13	10/31/13	14.29	0.11	1.98	2.09	—	—	—	16.38	2.39	(c)	12.03	(c)	1.07	(c)	42		14.63	3
Class I*
11/01/14	04/30/15	16.62	0.13	1.17	1.30	(0.47)	(0.67)	(1.14)	16.78	1.15	(c)	4.32	(c)	1.62	(c)	38		8.57	1
11/01/13	10/31/14	16.52	0.53	(0.17)	0.36	(0.17)	(0.09)	(0.26)	16.62	1.15		5.43		3.16		96		2.18	1
02/28/13	10/31/13	14.29	0.13	2.10	2.23	—	—	—	16.52	1.15	(c)	4.25	(c)	1.21	(c)	42		15.61	0
Class R-3*
11/01/14	04/30/15	16.53	0.08	1.17	1.25	(0.37)	(0.67)	(1.04)	16.74	1.74	(c)	4.86	(c)	0.95	(c)	38		8.22	0
11/01/13	10/31/14	16.45	0.40	(0.13)	0.27	(0.10)	(0.09)	(0.19)	16.53	1.73		6.22		2.37		96		1.64	0
02/28/13	10/31/13	14.29	0.19	1.97	2.16	—	—	—	16.45	1.75	(c)	13.83	(c)	1.84	(c)	42		15.12	0
Class R-5*
11/01/14	04/30/15	16.63	0.12	1.18	1.30	(0.47)	(0.67)	(1.14)	16.79	1.15	(c)	4.30	(c)	1.54	(c)	38		8.53	0
11/01/13	10/31/14	16.52	0.50	(0.14)	0.36	(0.16)	(0.09)	(0.25)	16.63	1.15		5.67		2.96		96		2.18	0
02/28/13	10/31/13	14.29	0.25	1.98	2.23	—	—	—	16.52	1.15	(c)	13.27	(c)	2.44	(c)	42		15.61	0
Class R-6*
11/01/14	04/30/15	16.65	0.13	1.17	1.30	(0.48)	(0.67)	(1.15)	16.80	1.05	(c)	4.29	(c)	1.64	(c)	38		8.57	0
11/01/13	10/31/14	16.53	0.51	(0.13)	0.38	(0.17)	(0.09)	(0.26)	16.65	1.05		5.67		3.05		96		2.31	0
02/28/13	10/31/13	14.29	0.26	1.98	2.24	—	—	—	16.53	1.05	(c)	13.27	(c)	2.54	(c)	42		15.68	0

Eagle Investment Grade Bond Fund
Class A*
11/01/14	04/30/15	14.89	0.09	0.13	0.22	(0.08)	(0.06)	(0.14)	14.97	0.85	(c)	1.30	(c)	1.16	(c)	47		1.52	22
11/01/13	10/31/14	14.89	0.17	0.04	0.21	(0.17)	(0.04)	(0.21)	14.89	0.85		1.21		1.15		139		1.42	23
11/01/12	10/31/13	15.51	0.12	(0.27)	(0.15)	(0.11)	(0.36)	(0.47)	14.89	0.85		1.01		0.80		136		(1.00)	37
11/01/11	10/31/12	15.25	0.18	0.39	0.57	(0.18)	(0.13)	(0.31)	15.51	0.85		0.96		1.15		94		3.77	65
11/01/10	10/31/11	15.15	0.20	0.21	0.41	(0.23)	(0.08)	(0.31)	15.25	0.85		1.04		1.34		78		2.75	58
03/01/10	10/31/10	14.44	0.16	0.67	0.83	(0.12)	—	(0.12)	15.15	0.85	(c)	1.48	(c)	1.51	(c)	53		5.78	48

The accompanying notes are an integral part of the financial statements.	23

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Investment Grade Bond Fund (cont’d)
Class C*
11/01/14	04/30/15	$14.86	$0.03	$0.12	$0.15	$(0.02)	$(0.06)	$(0.08)	$14.93	1.65	(c)	2.07	(c)	0.36	(c)	47	1.04	$24
11/01/13	10/31/14	14.86	0.05	0.04	0.09	(0.05)	(0.04)	(0.09)	14.86	1.65		1.96		0.35		139	0.60	26
11/01/12	10/31/13	15.49	— (f)	(0.26)	(0.26)	(0.01)	(0.36)	(0.37)	14.86	1.65		1.77		0.01		136	(1.75)	41
11/01/11	10/31/12	15.23	0.05	0.40	0.45	(0.06)	(0.13)	(0.19)	15.49	1.65		1.72		0.34		94	2.96	63
11/01/10	10/31/11	15.13	0.08	0.21	0.29	(0.11)	(0.08)	(0.19)	15.23	1.65		1.79		0.55		78	1.95	53
03/01/10	10/31/10	14.44	0.07	0.68	0.75	(0.06)	—	(0.06)	15.13	1.65	(c)	2.23	(c)	0.68	(c)	53	5.23	50
Class I*
11/01/14	04/30/15	14.92	0.10	0.13	0.23	(0.10)	(0.06)	(0.16)	14.99	0.60	(c)	1.04	(c)	1.41	(c)	47	1.57	9
11/01/13	10/31/14	14.92	0.21	0.04	0.25	(0.21)	(0.04)	(0.25)	14.92	0.60		0.91		1.40		139	1.67	9
11/01/12	10/31/13	15.54	0.16	(0.27)	(0.11)	(0.15)	(0.36)	(0.51)	14.92	0.60		0.72		1.04		136	(0.74)	7
11/01/11	10/31/12	15.27	0.21	0.41	0.62	(0.22)	(0.13)	(0.35)	15.54	0.60		0.67		1.38		94	4.09	6
11/01/10	10/31/11	15.17	0.24	0.20	0.44	(0.26)	(0.08)	(0.34)	15.27	0.60		0.74		1.58		78	2.97	3
03/01/10	10/31/10	14.44	0.16	0.71	0.87	(0.14)	—	(0.14)	15.17	0.60	(c)	2.11	(c)	1.59	(c)	53	6.05	4
Class R-3*
11/01/14	04/30/15	14.89	0.06	0.13	0.19	(0.06)	(0.06)	(0.12)	14.96	1.15	(c)	1.66	(c)	0.86	(c)	47	1.30	0
11/01/13	10/31/14	14.89	0.13	0.04	0.17	(0.13)	(0.04)	(0.17)	14.89	1.15		1.55		0.85		139	1.12	0
11/01/12	10/31/13	15.51	0.08	(0.27)	(0.19)	(0.07)	(0.36)	(0.43)	14.89	1.15		1.34		0.50		136	(1.28)	0
11/01/11	10/31/12	15.24	0.13	0.40	0.53	(0.13)	(0.13)	(0.26)	15.51	1.15		1.35		0.88		94	3.49	0
11/01/10	10/31/11	15.15	0.16	0.19	0.35	(0.18)	(0.08)	(0.26)	15.24	1.15		1.39		1.04		78	2.38	0
03/01/10	10/31/10	14.44	0.05	0.76	0.81	(0.10)	—	(0.10)	15.15	1.14	(c)	1.95	(c)	0.91	(c)	53	5.63	0
Class R-5*
11/01/14	04/30/15	14.90	0.10	0.13	0.23	(0.10)	(0.06)	(0.16)	14.97	0.60	(c)	0.89	(c)	1.40	(c)	47	1.55	0
11/01/13	10/31/14	14.89	0.20	0.05	0.25	(0.20)	(0.04)	(0.24)	14.90	0.60		0.81		1.34		139	1.70	0
11/01/12	10/31/13	15.51	0.16	(0.27)	(0.11)	(0.15)	(0.36)	(0.51)	14.89	0.60		0.64		1.04		136	(0.77)	0
11/01/11	10/31/12	15.22	0.22	0.41	0.63	(0.21)	(0.13)	(0.34)	15.51	0.60		0.60		1.41		94	4.20	0
11/01/10	10/31/11	15.13	0.24	0.19	0.43	(0.26)	(0.08)	(0.34)	15.22	0.60		6.01		1.59		78	2.91	0
03/01/10	10/31/10	14.44	0.18	0.65	0.83	(0.14)	—	(0.14)	15.13	0.61	(c)	4.92	(c)	1.77	(c)	53	5.75	0

Eagle Mid Cap Growth Fund
Class A*
11/01/14	04/30/15	45.68	(0.12)	2.98	2.86	—	(4.29)	(4.29)	44.25	1.15	(c)	1.15	(c)	(0.56	)(c)	29	6.77	346
11/01/13	10/31/14	41.03	(0.17)	6.74	6.57	—	(1.92)	(1.92)	45.68	1.19		1.19		(0.40)		60	16.58	283
11/01/12	10/31/13	31.52	(0.03)	10.68	10.65	—	(1.14)	(1.14)	41.03	1.20		1.20		(0.08)		52	34.81	304
11/01/11	10/31/12	29.96	(0.18)	1.74	1.56	—	—	—	31.52	1.22		1.22		(0.57)		87	5.21	233
11/01/10	10/31/11	28.03	(0.19)	2.12	1.93	—	—	—	29.96	1.23		1.23		(0.60)		91	6.89	231
11/01/09	10/31/10	21.25	(0.09)	6.87	6.78	—	—	—	28.03	1.33		1.33		(0.36)		96	31.91	140
Class C*
11/01/14	04/30/15	38.65	(0.23)	2.48	2.25	—	(4.29)	(4.29)	36.61	1.87	(c)	1.87	(c)	(1.28	)(c)	29	6.40	114
11/01/13	10/31/14	35.24	(0.41)	5.74	5.33	—	(1.92)	(1.92)	38.65	1.89		1.89		(1.12)		60	15.75	105
11/01/12	10/31/13	27.41	(0.25)	9.22	8.97	—	(1.14)	(1.14)	35.24	1.92		1.92		(0.80)		52	33.87	106
11/01/11	10/31/12	26.24	(0.34)	1.51	1.17	—	—	—	27.41	1.92		1.92		(1.27)		87	4.46	82
11/01/10	10/31/11	24.71	(0.35)	1.88	1.53	—	—	—	26.24	1.94		1.94		(1.30)		91	6.19	72
11/01/09	10/31/10	18.88	(0.24)	6.07	5.83	—	—	—	24.71	2.10		2.10		(1.11)		96	30.88	58
Class I*
11/01/14	04/30/15	47.33	(0.06)	3.11	3.05	—	(4.29)	(4.29)	46.09	0.84	(c)	0.84	(c)	(0.25	)(c)	29	6.95	249
11/01/13	10/31/14	42.31	(0.05)	6.99	6.94	—	(1.92)	(1.92)	47.33	0.85		0.85		(0.12)		60	16.97	210
11/01/12	10/31/13	32.36	0.08	11.01	11.09	—	(1.14)	(1.14)	42.31	0.87		0.87		0.22		52	35.28	126
11/01/11	10/31/12	30.66	(0.07)	1.77	1.70	—	—	—	32.36	0.88		0.88		(0.23)		87	5.54	81
11/01/10	10/31/11	28.58	(0.09)	2.17	2.08	—	—	—	30.66	0.89		0.88		(0.29)		91	7.28	60
11/01/09	10/31/10	21.58	(0.02)	7.02	7.00	—	—	—	28.58	0.95		0.95		(0.07)		96	32.44	15
Class R-3*
11/01/14	04/30/15	44.90	(0.18)	2.93	2.75	—	(4.29)	(4.29)	43.36	1.43	(c)	1.43	(c)	(0.84	)(c)	29	6.64	21
11/01/13	10/31/14	40.48	(0.31)	6.65	6.34	—	(1.92)	(1.92)	44.90	1.48		1.48		(0.73)		60	16.23	16
11/01/12	10/31/13	31.19	(0.14)	10.57	10.43	—	(1.14)	(1.14)	40.48	1.49		1.49		(0.39)		52	34.46	12
11/01/11	10/31/12	29.73	(0.26)	1.72	1.46	—	—	—	31.19	1.49		1.49		(0.84)		87	4.91	8
11/01/10	10/31/11	27.88	(0.27)	2.12	1.85	—	—	—	29.73	1.52		1.52		(0.89)		91	6.64	4
11/01/09	10/31/10	21.19	(0.19)	6.88	6.69	—	—	—	27.88	1.61		1.61		(0.72)		96	31.57	1

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Growth Fund (cont’d)
Class R-5*
11/01/14	04/30/15	$47.28	$(0.06)	$3.05	$2.99	$—	$(4.29)	$(4.29)	$45.98	0.86	(c)	0.86	(c)	(0.26	)(c)	29	6.82	$72
11/01/13	10/31/14	42.27	(0.06)	6.99	6.93	—	(1.92)	(1.92)	47.28	0.87		0.87		(0.14)		60	16.96	55
11/01/12	10/31/13	32.34	0.09	10.98	11.07	—	(1.14)	(1.14)	42.27	0.89		0.89		0.24		52	35.24	39
11/01/11	10/31/12	30.64	(0.08)	1.78	1.70	—	—	—	32.34	0.90		0.90		(0.25)		87	5.55	30
11/01/10	10/31/11	28.56	(0.11)	2.19	2.08	—	—	—	30.64	0.91		0.91		(0.35)		91	7.28	19
12/28/09	10/31/10	24.70	(0.12)	3.98	3.86	—	—	—	28.56	0.95	(c)	1.15	(c)	(0.44	)(c)	96	15.63	0
Class R-6*
11/01/14	04/30/15	47.44	(0.04)	3.11	3.07	—	(4.29)	(4.29)	46.22	0.75	(c)	0.75	(c)	(0.18	)(c)	29	6.98	99
11/01/13	10/31/14	42.36	(0.05)	7.05	7.00	—	(1.92)	(1.92)	47.44	0.77		0.77		(0.10)		60	17.10	30
11/01/12	10/31/13	32.37	0.02	11.11	11.13	—	(1.14)	(1.14)	42.36	0.78		0.78		0.05		52	35.40	7
11/01/11	10/31/12	30.76	(0.05)	1.66	1.61	—	—	—	32.37	0.80		0.80		(0.16)		87	5.23	1
08/15/11	10/31/11	29.65	(0.02)	1.13	1.11	—	—	—	30.76	0.85	(c)	0.85	(c)	(0.32	)(c)	91	3.74	0

Eagle Mid Cap Stock Fund
Class A*
11/01/14	04/30/15	30.05	(0.05)	2.03	1.98	—	(2.33)	(2.33)	29.70	1.22	(c)	1.22	(c)	(0.33	)(c)	30	6.93	166
11/01/13	10/31/14	30.48	(0.13)	1.72	1.59	—	(2.02)	(2.02)	30.05	1.22		1.22		(0.43)		32	5.51	171
11/01/12	10/31/13	27.14	(0.04)	7.40	7.36	—	(4.02)	(4.02)	30.48	1.22		1.22		(0.14)		27	30.90	208
11/01/11	10/31/12	25.07	(0.02)	2.09	2.07	—	—	—	27.14	1.20		1.20		(0.09)		184	8.26	260
11/01/10	10/31/11	25.37	(0.03)	(0.27)	(0.30)	—	—	—	25.07	1.14		1.14		(0.11)		242	(1.18)	544
11/01/09	10/31/10	21.10	(0.07)	4.34	4.27	—	—	—	25.37	1.20		1.20		(0.32)		245	20.24	736
Class C*
11/01/14	04/30/15	24.62	(0.13)	1.65	1.52	—	(2.33)	(2.33)	23.81	1.97	(c)	1.97	(c)	(1.07	)(c)	30	6.56	122
11/01/13	10/31/14	25.52	(0.28)	1.40	1.12	—	(2.02)	(2.02)	24.62	1.96		1.96		(1.17)		32	4.69	124
11/01/12	10/31/13	23.49	(0.21)	6.26	6.05	—	(4.02)	(4.02)	25.52	1.95		1.95		(0.90)		27	30.00	138
11/01/11	10/31/12	21.86	(0.20)	1.83	1.63	—	—	—	23.49	1.92		1.92		(0.85)		184	7.46	147
11/01/10	10/31/11	22.28	(0.19)	(0.23)	(0.42)	—	—	—	21.86	1.85		1.85		(0.83)		242	(1.89)	204
11/01/09	10/31/10	18.67	(0.21)	3.82	3.61	—	—	—	22.28	1.93		1.93		(1.06)		245	19.34	239
Class I*
11/01/14	04/30/15	31.09	— (f)	2.09	2.09	—	(2.33)	(2.33)	30.85	0.95	(c)	1.11	(c)	(0.03	)(c)	30	7.05	57
11/01/13	10/31/14	31.39	(0.05)	1.77	1.72	—	(2.02)	(2.02)	31.09	0.95		1.10		(0.16)		32	5.78	87
11/01/12	10/31/13	27.76	0.03	7.62	7.65	—	(4.02)	(4.02)	31.39	0.95		1.12		0.11		27	31.31	98
11/01/11	10/31/12	25.58	0.04	2.14	2.18	—	—	—	27.76	0.91		0.91		0.16		184	8.52	118
11/01/10	10/31/11	25.79	0.07	(0.28)	(0.21)	—	—	—	25.58	0.79		0.79		0.24		242	(0.81)	163
11/01/09	10/31/10	21.36	0.01	4.42	4.43	—	—	—	25.79	0.79		0.79		0.06		245	20.74	340
Class R-3*
11/01/14	04/30/15	29.36	(0.09)	1.98	1.89	—	(2.33)	(2.33)	28.92	1.54	(c)	1.54	(c)	(0.62	)(c)	30	6.77	2
11/01/13	10/31/14	29.92	(0.21)	1.67	1.46	—	(2.02)	(2.02)	29.36	1.53		1.53		(0.73)		32	5.16	5
11/01/12	10/31/13	26.78	(0.13)	7.29	7.16	—	(4.02)	(4.02)	29.92	1.52		1.52		(0.48)		27	30.53	6
11/01/11	10/31/12	24.80	(0.12)	2.10	1.98	—	—	—	26.78	1.49		1.49		(0.47)		184	7.98	6
11/01/10	10/31/11	25.17	(0.11)	(0.26)	(0.37)	—	—	—	24.80	1.43		1.43		(0.43)		242	(1.47)	5
11/01/09	10/31/10	20.98	(0.13)	4.32	4.19	—	—	—	25.17	1.41		1.41		(0.57)		245	19.97	4
Class R-5*
11/01/14	04/30/15	31.24	— (f)	2.09	2.09	—	(2.33)	(2.33)	31.00	0.95	(c)	0.97	(c)	(0.02	)(c)	30	7.02	0
11/01/13	10/31/14	31.53	(0.05)	1.78	1.73	—	(2.02)	(2.02)	31.24	0.94		0.94		(0.16)		32	5.79	0
11/01/12	10/31/13	27.77	0.19	7.59	7.78	—	(4.02)	(4.02)	31.53	0.84		0.84		0.69		27	31.84	1
11/01/11	10/31/12	25.60	0.05	2.12	2.17	—	—	—	27.77	0.94		0.94		0.19		184	8.48	13
11/01/10	10/31/11	25.83	0.05	(0.28)	(0.23)	—	—	—	25.60	0.85		0.85		0.18		242	(0.89)	65
11/01/09	10/31/10	21.39	0.02	4.42	4.44	—	—	—	25.83	0.78		0.78		0.09		245	20.76	72
Class R-6*
11/01/14	04/30/15	31.25	0.01	2.11	2.12	—	(2.33)	(2.33)	31.04	0.82	(c)	0.82	(c)	0.09	(c)	30	7.12	0
11/01/13	10/31/14	31.50	(0.01)	1.78	1.77	—	(2.02)	(2.02)	31.25	0.82		0.82		(0.04)		32	5.93	1
11/01/12	10/31/13	27.81	(0.02)	7.73	7.71	—	(4.02)	(4.02)	31.50	0.79		0.79		(0.08)		27	31.49	0
11/01/11	10/31/12	25.70	0.05	2.06	2.11	—	—	—	27.81	0.85		0.91		0.18		184	8.21	0
08/15/11	10/31/11	25.41	0.01	0.28	0.29	—	—	—	25.70	0.85	(c)	0.85	(c)	0.24	(c)	242	1.14	0

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund
Class A*
11/01/14	04/30/15	$57.57	$(0.14)	$3.58	$3.44	$—	$(6.48)	$(6.48)	$54.53	1.11	(c)	1.11	(c)	(0.51	)(c)	22		6.25	$782
11/01/13	10/31/14	54.33	(0.34)	4.27	3.93	—	(0.69)	(0.69)	57.57	1.11		1.11		(0.61)		37		7.30	759
11/01/12	10/31/13	41.13	(0.16)	13.36	13.20	—	—	—	54.33	1.10		1.10		(0.33)		38		32.09	999
11/01/11	10/31/12	38.93	(0.24)	2.44	2.20	—	—	—	41.13	1.11		1.11		(0.61)		44		5.65	690
11/01/10	10/31/11	33.79	(0.27)	5.41	5.14	—	—	—	38.93	1.16		1.16		(0.69)		36		15.21	497
11/01/09	10/31/10	25.10	(0.16)	8.85	8.69	—	—	—	33.79	1.31		1.31		(0.55)		49		34.62	266
Class C*
11/01/14	04/30/15	47.33	(0.27)	2.91	2.64	—	(6.48)	(6.48)	43.49	1.82	(c)	1.82	(c)	(1.22	)(c)	22		5.87	195
11/01/13	10/31/14	45.11	(0.61)	3.52	2.91	—	(0.69)	(0.69)	47.33	1.82		1.82		(1.32)		37		6.52	190
11/01/12	10/31/13	34.40	(0.42)	11.13	10.71	—	—	—	45.11	1.82		1.82		(1.05)		38		31.13	189
11/01/11	10/31/12	32.78	(0.44)	2.06	1.62	—	—	—	34.40	1.83		1.83		(1.32)		44		4.94	129
11/01/10	10/31/11	28.65	(0.46)	4.59	4.13	—	—	—	32.78	1.86		1.86		(1.40)		36		14.42	108
11/01/09	10/31/10	21.44	(0.31)	7.52	7.21	—	—	—	28.65	2.05		2.05		(1.25)		49		33.63	72
Class I*
11/01/14	04/30/15	59.19	(0.05)	3.69	3.64	—	(6.48)	(6.48)	56.35	0.78	(c)	0.78	(c)	(0.19	)(c)	22		6.43	1,860
11/01/13	10/31/14	55.68	(0.16)	4.36	4.20	—	(0.69)	(0.69)	59.19	0.78		0.78		(0.29)		37		7.61	1,770
11/01/12	10/31/13	42.04	(0.01)	13.67	13.66	(0.02)	—	(0.02)	55.68	0.79		0.79		(0.01)		38		32.49	1,815
11/01/11	10/31/12	39.65	(0.11)	2.50	2.39	—	—	—	42.04	0.78		0.78		(0.28)		44		6.03	1,313
11/01/10	10/31/11	34.41	(0.14)	5.38	5.24	—	—	—	39.65	0.82		0.83		(0.37)		36		15.23	679
11/01/09	10/31/10	25.44	(0.12)	9.09	8.97	—	—	—	34.41	0.86		0.86		(0.34)		49		35.26	97
Class R-3*
11/01/14	04/30/15	56.59	(0.20)	3.51	3.31	—	(6.48)	(6.48)	53.42	1.34	(c)	1.34	(c)	(0.74	)(c)	22		6.12	123
11/01/13	10/31/14	53.58	(0.50)	4.20	3.70	—	(0.69)	(0.69)	56.59	1.42		1.42		(0.92)		37		6.97	127
11/01/12	10/31/13	40.68	(0.29)	13.19	12.90	—	—	—	53.58	1.37		1.37		(0.62)		38		31.71	134
11/01/11	10/31/12	38.58	(0.35)	2.45	2.10	—	—	—	40.68	1.38		1.38		(0.88)		44		5.44	84
11/01/10	10/31/11	33.52	(0.34)	5.40	5.06	—	—	—	38.58	1.37		1.37		(0.90)		36		15.10	48
11/01/09	10/31/10	24.96	(0.19)	8.75	8.56	—	—	—	33.52	1.55		1.55		(0.66)		49		34.29	2
Class R-5*
11/01/14	04/30/15	59.37	(0.05)	3.69	3.64	—	(6.48)	(6.48)	56.53	0.76	(c)	0.76	(c)	(0.17	)(c)	22		6.41	382
11/01/13	10/31/14	55.83	(0.16)	4.39	4.23	—	(0.69)	(0.69)	59.37	0.77		0.77		(0.28)		37		7.64	348
11/01/12	10/31/13	42.14	0.01	13.69	13.70	(0.01)	—	(0.01)	55.83	0.77		0.77		0.02		38		32.51	341
11/01/11	10/31/12	39.74	(0.12)	2.52	2.40	—	—	—	42.14	0.80		0.80		(0.29)		44		6.04	242
11/01/10	10/31/11	34.39	(0.16)	5.51	5.35	—	—	—	39.74	0.85		0.85		(0.39)		36		15.56	138
11/01/09	10/31/10	25.43	(0.04)	9.00	8.96	—	—	—	34.39	0.88		0.88		(0.14)		49		35.23	49
Class R-6*
11/01/14	04/30/15	59.55	(0.02)	3.70	3.68	—	(6.48)	(6.48)	56.75	0.66	(c)	0.66	(c)	(0.08	)(c)	22		6.46	663
11/01/13	10/31/14	55.92	(0.10)	4.42	4.32	—	(0.69)	(0.69)	59.55	0.66		0.66		(0.17)		37		7.79	576
11/01/12	10/31/13	42.20	0.03	13.74	13.77	(0.05)	—	(0.05)	55.92	0.68		0.68		0.07		38		32.68	502
11/01/11	10/31/12	39.76	(0.09)	2.53	2.44	—	—	—	42.20	0.69		0.69		(0.22)		44		6.14	260
08/15/11	10/31/11	37.85	(0.06)	1.97	1.91	—	—	—	39.76	0.85	(c)	0.85	(c)	(0.75	)(c)	36		5.05	65

Eagle Smaller Company Fund
Class A*
11/01/14	04/30/15	23.65	(0.04)	0.64	0.60	—	(11.31)	(11.31)	12.94	1.38	(c)	1.58	(c)	(0.54	)(c)	59		3.06	27
11/01/13	10/31/14	23.38	(0.09)	0.87	0.78	—	(0.51)	(0.51)	23.65	1.38		1.36		(0.38)		68	(g)	3.34	18
11/01/12	10/31/13	18.93	(0.03)	5.96	5.93	(0.09)	(1.39)	(1.48)	23.38	1.37		1.40		(0.13)		14		33.60	19
11/01/11	10/31/12	20.05	0.04	1.47	1.51	—	(2.63)	(2.63)	18.93	1.35		1.42		0.23		13		9.31	13
11/01/10	10/31/11	19.63	(0.05)	2.23	2.18	—	(1.76)	(1.76)	20.05	1.40		1.44		(0.25)		36		11.35	12
11/01/09	10/31/10	16.54	(0.09)	3.75	3.66	—	(0.57)	(0.57)	19.63	1.50		1.67		(0.46)		22		22.63	10
Class C*
11/01/14	04/30/15	22.46	(0.09)	0.59	0.50	—	(11.31)	(11.31)	11.65	2.09	(c)	2.27	(c)	(1.29	)(c)	59		2.65	22
11/01/13	10/31/14	22.38	(0.25)	0.84	0.59	—	(0.51)	(0.51)	22.46	2.11		2.09		(1.11)		68	(g)	2.63	11
11/01/12	10/31/13	18.22	(0.18)	5.73	5.55	—	(1.39)	(1.39)	22.38	2.12		2.14		(0.88)		14		32.62	11
11/01/11	10/31/12	19.52	(0.10)	1.43	1.33	—	(2.63)	(2.63)	18.22	2.11		2.19		(0.54)		13		8.54	7
11/01/10	10/31/11	19.32	(0.22)	2.18	1.96	—	(1.76)	(1.76)	19.52	2.28		2.21		(1.13)		36		10.31	6
11/01/09	10/31/10	16.41	(0.23)	3.71	3.48	—	(0.57)	(0.57)	19.32	2.30		2.49		(1.25)		22		21.69	5

26	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%)(a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Smaller Company Fund (cont’d)
Class I*
11/01/14	04/30/15	$24.27	$— (f)	$0.74	$0.74	$—	$(11.31)	$(11.31)	$13.70	0.95	(c)	1.56	(c)	(0.02	)(c)	59		3.78	$19
11/01/13	10/31/14	23.86	0.02	0.91	0.93	(0.01)	(0.51)	(0.52)	24.27	0.95		1.10		0.10		68	(g)	3.93	33
11/01/12	10/31/13	19.28	0.06	6.07	6.13	(0.16)	(1.39)	(1.55)	23.86	0.95		1.16		0.27		14		34.20	106
11/01/11	10/31/12	20.31	0.12	1.49	1.61	(0.01)	(2.63)	(2.64)	19.28	0.95		1.17		0.61		13		9.74	58
11/01/10	10/31/11	19.80	0.04	2.24	2.28	(0.01)	(1.76)	(1.77)	20.31	0.95		1.19		0.20		36		11.81	61
11/01/09	10/31/10	16.59	0.02	3.77	3.79	(0.01)	(0.57)	(0.58)	19.80	0.95		1.56		0.11		22		23.39	56
Class R-3*
11/01/14	04/30/15	23.33	(0.06)	0.62	0.56	—	(11.31)	(11.31)	12.58	1.70	(c)	2.12	(c)	(0.79	)(c)	59		2.88	0
11/01/13	10/31/14	23.12	(0.17)	0.89	0.72	—	(0.51)	(0.51)	23.33	1.70		1.77		(0.72)		68	(g)	3.11	0
11/01/12	10/31/13	18.77	(0.08)	5.89	5.81	(0.07)	(1.39)	(1.46)	23.12	1.70		1.85		(0.40)		14		33.17	0
11/01/11	10/31/12	19.96	— (f)	1.44	1.44	—	(2.63)	(2.63)	18.77	1.70		1.80		0.02		13		8.95	0
11/01/10	10/31/11	19.60	(0.11)	2.23	2.12	—	(1.76)	(1.76)	19.96	1.70		1.67		(0.55)		36		11.03	0
12/28/09	10/31/10	17.86	(0.11)	1.85	1.74	—	—	—	19.60	1.71	(c)	2.68	(c)	(0.69	)(c)	22		9.74	0
Class R-5*
11/01/14	04/30/15	24.20	(0.01)	0.66	0.65	—	(11.31)	(11.31)	13.54	0.95	(c)	1.50	(c)	(0.10	)(c)	59		3.24	0
11/01/13	10/31/14	23.82	0.04	0.87	0.91	(0.02)	(0.51)	(0.53)	24.20	0.95		1.04		0.18		68	(g)	3.85	0
11/01/12	10/31/13	19.25	(0.02)	6.15	6.13	(0.17)	(1.39)	(1.56)	23.82	0.95		1.00		(0.11)		14		34.25	0
11/01/11	10/31/12	20.30	0.12	1.48	1.60	(0.02)	(2.63)	(2.65)	19.25	0.95		1.28		0.62		13		9.72	0
11/01/10	10/31/11	19.79	0.04	2.25	2.29	(0.02)	(1.76)	(1.78)	20.30	0.95		1.13		0.21		36		11.83	0
12/28/09	10/31/10	17.92	0.01	1.86	1.87	—	—	—	19.79	0.97	(c)	1.96	(c)	0.05	(c)	22		10.44	0
Class R-6*
11/01/14	04/30/15	24.22	0.01	0.65	0.66	—	(11.31)	(11.31)	13.57	0.85	(c)	1.19	(c)	0.07	(c)	59		3.32	25
11/01/13	10/31/14	23.86	0.03	0.87	0.90	(0.03)	(0.51)	(0.54)	24.22	0.85		0.94		0.13		68	(g)	3.78	25
11/01/12	10/31/13	19.28	0.01	6.14	6.15	(0.18)	(1.39)	(1.57)	23.86	0.85		0.96		0.04		14		34.33	18
11/01/11	10/31/12	20.30	0.14	1.49	1.63	(0.02)	(2.63)	(2.65)	19.28	0.85		1.15		0.72		13		9.85	0
08/15/11	10/31/11	19.44	0.01	0.85	0.86	—	—	—	20.30	0.85	(c)	1.24	(c)	0.17	(c)	36		4.42	0

(†) The ratio of expenses to average net assets includes the effects of expense offsets. If the expense offsets were excluded, the ratio would be equal to the ratio presented.

* Per share amounts have been calculated using the daily average share method.

(a) Not annualized for periods less than one year.

(b) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) Annualized.

(d) The Eagle Capital Appreciation Fund changed its subadvisor effective June 28, 2013.

(e) The Eagle Growth & Income Fund changed its subadvisor effective June 1, 2011.

(f) Per share amount is less than $0.005.

(g) The Eagle Smaller Company Fund changed its subadvisor effective October 20, 2014.

The accompanying notes are an integral part of the financial statements.	27

Notes to Financial Statements

(UNAUDITED)	04.30.2015

NOTE 1  |  Organization and investment objective  |  The Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts” or the “Eagle Family of Funds”) are organized as separate Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies. Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts. The Trusts offer shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Series Trust currently offers shares in six series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings  |  Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Growth & Income Fund, the International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers. As of the date of this report, Class R-6 shares are authorized but not currently offered by the Capital Appreciation Fund or the Investment Grade Bond Fund.

•	For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S.GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to Eagle. A valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager, the composition of which may change from time to time, follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The

28

Notes to Financial Statements

(UNAUDITED)	04.30.2015

Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•	Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•	Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•	Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, convertible securities, including high yield or junk bonds, and debt securities with a maturity of sixty (60) days or less as of the valuation date, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•	Futures and options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2015, none of the Funds held futures or options.

•	Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2015.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Capital Appreciation Fund
Common stocks (a)	$330,849,072	$—	$330,849,072
Total investment portfolio	$330,849,072	$—	$330,849,072
Growth & Income Fund
Common stocks (a)	$657,187,138	$—	$657,187,138
Total investment portfolio	$657,187,138	$—	$657,187,138

29

Notes to Financial Statements

(UNAUDITED)	04.30.2015

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund
Common stocks (a)	$—	$13,747,317	$13,747,317
Investment Companies	—	244,058	244,058
Preferred stocks	—	47,144	47,144
Total investment portfolio	$—	$14,038,519	$14,038,519
Investment Grade Bond Fund
Corporate bonds (a)	$—	$28,322,102	$28,322,102
Mortgage and asset-backed securities	—	18,009,189	18,009,189
U.S. Treasuries	—	4,457,180	4,457,180
U.S. Government agency securities	—	2,030,847	2,030,847
Supranational banks	—	1,011,137	1,011,137
Total investment portfolio	$—	$53,830,455	$53,830,455
Mid Cap Growth Fund
Common stocks (a)	$860,741,504	$—	$860,741,504
Total investment portfolio	$860,741,504	$—	$860,741,504
Mid Cap Stock Fund
Common stocks (a)	$336,827,626	$—	$336,827,626
Total investment portfolio	$336,827,626	$—	$336,827,626
Small Cap Growth Fund
Common stocks (a)	$3,912,381,772	$—	$3,912,381,772
Total investment portfolio	$3,912,381,772	$—	$3,912,381,772
Smaller Company Fund
Common stocks (a)	$91,440,249	$—	$91,440,249
Total investment portfolio	$91,440,249	$—	$91,440,249
(a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period ended April 30, 2015, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of Levels 1, 2 or 3.

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts  |  Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended April 30, 2015, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2015, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it, and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the related Statement of Operations.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than

30

Notes to Financial Statements

(UNAUDITED)	04.30.2015

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions  |  Each Fund, except the Investment Grade Bond Fund and the Growth & Income Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund and the Growth & Income Fund are made monthly and quarterly, respectively. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/14 to 04/30/15	11/1/13 to 10/31/14
Capital Appreciation Fund
Class A	$—	$—
Class C	—	—
Class I	113,793	—
Class R-3	—	—
Class R-5	1,947	—
Growth & Income Fund
Class A	2,059,251	3,614,463
Class C	1,275,058	1,770,808
Class I	2,285,721	3,009,961
Class R-3	22,105	51,311
Class R-5	44,331	69,985
Class R-6	1,236	1,758
International Stock Fund
Class A	86,181	30,280
Class C	72,286	11,981
Class I	37,745	7,072
Class R-3	66	17
Class R-5	83	28
Class R-6	86	30
Investment Grade Bond Fund
Class A	123,180	352,303
Class C	38,168	110,243
Class I	56,528	82,088
Class R-3	120	250
Class R-5	19	39
Smaller Company Fund
Class A	—	—
Class C	—	—
Class I	—	66,661
Class R-3	—	—
Class R-5	—	56
Class R-6	—	21,657

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Capital Appreciation Fund
Class A	$20,832,937	$21,395,874
Class C	10,785,656	8,299,481
Class I	11,419,909	3,095,665
Class R-3	81,839	84,996
Class R-5	706,694	2,133,186
Growth & Income Fund
Class A	1,655,129	4,415,858
Class C	1,643,442	3,668,620
Class I	1,577,964	2,679,903
Class R-3	24,176	80,520
Class R-5	30,840	69,654
Class R-6	778	1,122
International Stock Fund
Class A	147,994	19,718
Class C	166,177	15,816
Class I	53,466	3,673
Class R-3	118	16
Class R-5	119	15
Class R-6	119	15
Investment Grade Bond Fund
Class A	91,386	86,361
Class C	106,233	93,414
Class I	34,149	15,187
Class R-3	123	72
Class R-5	12	7
Mid Cap Growth Fund
Class A	26,793,835	14,126,765
Class C	11,654,418	5,726,464
Class I	20,217,916	5,736,130
Class R-3	1,607,970	567,613
Class R-5	4,875,830	1,762,800
Class R-6	3,132,740	462,038
Mid Cap Stock Fund
Class A	12,929,183	13,423,846
Class C	11,465,291	10,750,360
Class I	6,350,615	6,122,957
Class R-3	375,354	398,181
Class R-5	29,218	43,925
Class R-6	51,774	19,559

31

Notes to Financial Statements

(UNAUDITED)	04.30.2015

Distributions from net realized gains (cont’d)	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Small Cap Growth Fund
Class A	$84,387,164	$12,363,095
Class C	25,713,397	2,914,205
Class I	190,073,412	21,911,755
Class R-3	14,232,137	1,773,847
Class R-5	38,429,995	4,407,058
Class R-6	62,850,610	6,342,356
Smaller Company Fund
Class A	8,138,310	408,410
Class C	5,160,921	270,712
Class I	10,961,615	2,300,351
Class R-3	205,037	5,784
Class R-5	2,565	1,204
Class R-6	12,875,708	382,113

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.

The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  For the period ended April 30, 2015, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$69,818,343	$70,613,567
Growth & Income Fund	90,195,245	65,536,571
International Stock Fund	7,294,659	3,693,611
Investment Grade Bond Fund
Debt securities	16,662,441	13,480,184
U.S. Treasury securities	8,774,072	15,665,576
Mid Cap Growth Fund	337,974,713	223,784,021
Mid Cap Stock Fund	110,023,443	171,568,200
Small Cap Growth Fund	824,927,945	901,073,231
Smaller Company Fund	48,460,990	76,432,210

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60% 0.55%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60% 0.45% 0.40%

Investment advisory fee rate schedule (cont’d)	Breakpoint	Investment advisory fee
International Stock Fund	All assets	0.85%
Investment Grade Bond Fund	All assets	0.30%
Mid Cap Growth Fund, Mid Cap Stock Fund Small Cap Growth Fund, Smaller Company Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60% 0.55% 0.50%

For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and, to the extent applicable, Class R-6 shares.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

The Manager entered into a subadvisory agreement with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Eagle, to serve as subadvisor for the Capital Appreciation Fund and the International Stock Fund. Under this agreement, Eagle pays ClariVest an annualized rate of 0.55% and 0.85%, respectively, of the Capital Appreciation Fund’s and International Stock Fund’s average daily net assets, computed and payable monthly.

Distribution and service fees  |  Pursuant to the Class A, Class C and Class R-3 Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Eagle Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and services fees of 1% for Class C shares, and 0.50% for Class R-3 shares. The Funds do not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Eagle or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  For the period ended April 30, 2015, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charge	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$49,493	$—	$72
Growth & Income Fund	209,786	—	705
International Stock Fund	8,844	—	47
Investment Grade Bond Fund	2,903	—	49
Mid Cap Growth Fund	168,831	—	265
Mid Cap Stock Fund	32,639	—	155
Small Cap Growth Fund	143,499	—	2,457
Smaller Company Fund	17,953	—	230

32

Notes to Financial Statements

(UNAUDITED)	04.30.2015

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  For the period ended April 30, 2015, total agency brokerage commissions paid by the Funds and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$38,770	$—
Growth & Income Fund	54,710	—
International Stock Fund	5,492	—
Investment Grade Bond Fund	—	—
Mid Cap Growth Fund	236,384	9,844
Mid Cap Stock Fund	118,761	6,082
Small Cap Growth Fund	1,046,414	77,010
Smaller Company Fund	63,661	8,941

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Eagle Fund Services, Inc. (“EFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. EFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/1/2014 to 4/30/2015
Capital Appreciation Fund Class A	$4,714
Capital Appreciation Fund Class C	1,987
Capital Appreciation Fund Class I	2,657
Capital Appreciation Fund Class R-3	20
Capital Appreciation Fund Class R-5	172
Growth & Income Fund Class A	6,416
Growth & Income Fund Class C	6,237
Growth & Income Fund Class I	6,240
Growth & Income Fund Class R-3	93
Growth & Income Fund Class R-5	118
Growth & Income Fund Class R-6	—
International Stock Fund Class A	129
International Stock Fund Class C	124
International Stock Fund Class I	37
International Stock Fund Class R-3	—
International Stock Fund Class R-5	—
International Stock Fund Class R-6	—
Investment Grade Bond Fund Class A	642
Investment Grade Bond Fund Class C	721
Investment Grade Bond Fund Class I	243
Investment Grade Bond Fund Class R-3	1
Investment Grade Bond Fund Class R-5	—

Shareholder servicing fees (cont’d)	11/1/2014 to 4/30/2015
Mid Cap Growth Fund Class A	$9,074
Mid Cap Growth Fund Class C	3,162
Mid Cap Growth Fund Class I	6,812
Mid Cap Growth Fund Class R-3	551
Mid Cap Growth Fund Class R-5	1,719
Mid Cap Growth Fund Class R-6	—
Mid Cap Stock Fund Class A	4,830
Mid Cap Stock Fund Class C	3,538
Mid Cap Stock Fund Class I	2,365
Mid Cap Stock Fund Class R-3	83
Mid Cap Stock Fund Class R-5	8
Mid Cap Stock Fund Class R-6	—
Small Cap Growth Fund Class A	22,325
Small Cap Growth Fund Class C	5,608
Small Cap Growth Fund Class I	52,059
Small Cap Growth Fund Class R-3	3,638
Small Cap Growth Fund Class R-5	10,625
Small Cap Growth Fund Class R-6	—
Smaller Company Fund Class A	611
Smaller Company Fund Class C	454
Smaller Company Fund Class I	653
Smaller Company Fund Class R-3	11
Smaller Company Fund Class R-5	—
Smaller Company Fund Class R-6	—

Expense limitations  |  Eagle has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 29, 2016, to the extent that the annual operating expense rate for each class of shares exceeds the following annualized rates as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I
Capital Appreciation Fund	1.40%	2.20%	0.95%
Growth & Income Fund	1.40%	2.20%	0.95%
International Stock Fund	1.75%	2.55%	1.15%
Investment Grade Bond Fund	0.85%	1.65%	0.60%
Mid Cap Growth Fund	1.50%	2.30%	0.95%
Mid Cap Stock Fund	1.50%	2.30%	0.95%
Small Cap Growth Fund	1.50%	2.30%	0.95%
Smaller Company Fund	1.50%	2.30%	0.95%

Expense limitations rate schedule	Class R-3	Class R-5	Class R-6
Capital Appreciation Fund	1.65%	0.95%	N/A
Growth & Income Fund	1.65%	0.95%	0.85%
International Stock Fund	1.75%	1.15%	1.05%
Investment Grade Bond Fund	1.15%	0.60%	N/A

33

Notes to Financial Statements

(UNAUDITED)	04.30.2015

Expense limitations rate schedule (cont’d)	Class R-3	Class R-5	Class R-6
Mid Cap Growth Fund	1.70%	0.95%	0.85%
Mid Cap Stock Fund	1.70%	0.95%	0.85%
Small Cap Growth Fund	1.70%	0.95%	0.85%
Smaller Company Fund	1.70%	0.95%	0.85%

Fees and expenses waived and/or reimbursed, at both the Fund and share class level, based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/2014 to 4/30/2015
International Stock Fund	$152,016
International Stock Fund Class I	458
International Stock Fund Class R-5	1
International Stock Fund Class R-6	2
Investment Grade Bond Fund	61,859
Investment Grade Bond Fund Class A	25,578
Investment Grade Bond Fund Class C	24,384
Investment Grade Bond Fund Class I	8,705
Investment Grade Bond Fund Class R-3	42
Investment Grade Bond Fund Class R-5	2
Mid Cap Stock Fund Class I	63,708
Mid Cap Stock Fund Class R-5	38
Smaller Company Fund	81,642
Smaller Company Fund Class I	47,284
Smaller Company Fund Class R-3	408
Smaller Company Fund Class R-5	11
Smaller Company Fund Class R-6	14,695

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Eagle prior to their expiration date. Eagle must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses were originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Eagle when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Eagle may be allowed to recover, from both the Fund and each individual class of shares, and the date on which the amounts recoverable will expire:

Recoverable expenses	10/31/2017	10/31/2016	10/31/2015
Capital Appreciation Fund Class R-5	$—	$—	$5,944
International Stock Fund	152,016	376,583	290,423
International Stock Fund Class I	458	651	7
International Stock Fund Class R-5	1	1	1
International Stock Fund Class R-6	2	4	3
Investment Grade Bond Fund	61,859	86,061	—
Investment Grade Bond Fund Class A	25,578	70,495	86,579
Investment Grade Bond Fund Class C	24,384	60,494	64,789
Investment Grade Bond Fund Class I	8,705	10,603	8,227
Investment Grade Bond Fund Class R-3	42	78	55

Recoverable expenses (cont’d)	10/31/2017	10/31/2016	10/31/2015
Investment Grade Bond Fund Class R-5	$2	$3	$1
Mid Cap Stock Fund Class I	63,708	131,328	194,382
Mid Cap Stock Fund Class R-5	38	—	—
Smaller Company Fund	81,642	—	25,764
Smaller Company Fund Class I	47,284	170,844	128,961
Smaller Company Fund Class R-3	408	317	277
Smaller Company Fund Class R-5	11	38	3
Smaller Company Fund Class R-6	14,695	23,868	6,002

The Manager recovered previously waived expenses as follows:

Recovered fees previously waived	11/1/2014 to 4/30/2015
Capital Appreciation Fund Class R-5	$2,818

Trustees and officers compensation  |  Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Eagle Family of Funds. Certain officers of the Eagle Family of Funds may also be officers and/or directors of Eagle. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Eagle Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2011 to October 31, 2014) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

NOTE 6  |  Fund Reorganization  |  After the close of business on February 20, 2015, the Smaller Company Fund acquired all of the assets and liabilities of the Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) pursuant to a Plan of Reorganization and Termination as approved by the Board of Trustees of Eagle Series Trust on November 14, 2014. The purpose was to combine funds managed by Eagle Asset Management, Inc. with substantially similar investment objectives and policies, although they employed different investment strategies to reach those objectives. The reorganization was accomplished by a tax-free exchange resulting in the Smaller Company Fund issuing 1,038,708 Class A shares, 1,158,849 Class C shares, 422,219 Class I shares, 5,582 Class R-3 shares, 260 Class R-5 shares and 260 Class R-6 shares in exchange for 698,341 Class A shares, 714,580 Class C shares, 297,440 Class I shares, 3,670 Class R-3 shares, 181 Class R-5 shares and 181 Class R-6 shares of the Small Cap Stock Fund. The Small Cap Stock Fund’s net assets (assets minus liabilities) at the reorganization date of $33,228,684, including $4,230,305 of unrealized appreciation, were

34

Notes to Financial Statements

(UNAUDITED)	04.30.2015

combined with those of the Smaller Company Fund. Assuming the acquisition had been completed on November 1, 2014, the beginning of the annual reporting period of the Smaller Company Fund, pro forma results of operations for the period ended April 30, 2015 would include net investment loss of $182,549, and net realized and change in unrealized gain on investments of $3,354,995, resulting in an increase in net assets from operations of $3,172,446. Because the combined investment portfolios have been managed as a single integrated portfolio since reorganization date, it is not practicable to separate the amounts of revenue and earnings of the Small Cap Stock Fund that have been included in the Smaller Company Fund‘s statement of operations since the reorganization date. Prior to the reorganization, the net assets of the Smaller Company Fund totaled $64,268,290. Immediately after the reorganization, the net assets of the Smaller Company Fund totaled $97,496,970.

NOTE 7  |  Subsequent events  |   The Manager has evaluated subsequent events through June 18, 2015. Eagle anticipates that the Capital Appreciation Fund and the Investment Grade Bond Fund may begin offering Class R-6 shares in the near future. Eagle has determined that no additional material events or transactions would require recognition or disclosure in the Funds’ financial statements.

35

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment in each Fund on November 1, 2014, and held through April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the fiscal year, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table shows each Fund’s expenses based on a $1,000 investment held from November 1, 2014 through April 30, 2015 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
Actual	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period	Annualized expense ratio
Capital Appreciation Fund
Class A	$1,000.00	$1,045.20	$6.03	$1,018.89	$5.96	1.19%
Class C	1,000.00	1,041.20	9.87	1,015.12	9.74	1.95
Class I	1,000.00	1,046.40	4.52	1,020.38	4.46	0.89
Class R-3	1,000.00	1,043.20	7.75	1,017.21	7.65	1.53
Class R-5	1,000.00	1,046.30	4.82	1,020.08	4.76	0.95
Growth & Income Fund
Class A	1,000.00	1,016.70	5.05	1,019.79	5.06	1.01
Class C	1,000.00	1,013.00	8.83	1,016.02	8.85	1.77
Class I	1,000.00	1,018.10	3.70	1,021.12	3.71	0.74
Class R-3	1,000.00	1,014.90	7.24	1,017.60	7.25	1.45
Class R-5	1,000.00	1,018.80	3.65	1,021.17	3.66	0.73
Class R-6	1,000.00	1,019.10	3.20	1,021.62	3.21	0.64
International Stock Fund
Class A	1,000.00	1,083.50	8.06	1,017.06	7.80	1.56
Class C	1,000.00	1,079.30	12.17	1,013.09	11.78	2.36
Class I	1,000.00	1,085.70	5.95	1,019.09	5.76	1.15
Class R-3	1,000.00	1,082.20	8.98	1,016.17	8.70	1.74
Class R-5	1,000.00	1,085.30	5.95	1,019.09	5.76	1.15
Class R-6	1,000.00	1,085.70	5.43	1,019.59	5.26	1.05
Investment Grade Bond Fund
Class A	1,000.00	1,015.20	4.25	1,020.58	4.26	0.85
Class C	1,000.00	1,010.40	8.22	1,016.61	8.25	1.65
Class I	1,000.00	1,015.70	3.00	1,021.82	3.01	0.60
Class R-3	1,000.00	1,013.00	5.74	1,019.09	5.76	1.15
Class R-5	1,000.00	1,015.50	3.00	1,021.82	3.01	0.60
Mid Cap Growth Fund
Class A	1,000.00	1,067.70	5.90	1,019.09	5.76	1.15
Class C	1,000.00	1,064.00	9.57	1,015.52	9.35	1.87
Class I	1,000.00	1,069.50	4.31	1,020.63	4.21	0.84
Class R-3	1,000.00	1,066.40	7.33	1,017.70	7.15	1.43
Class R-5	1,000.00	1,068.20	4.41	1,020.53	4.31	0.86
Class R-6	1,000.00	1,069.80	3.85	1,021.08	3.76	0.75

36

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2015

		Actual expenses		Hypothetical expenses
Actual	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period	Annualized expense ratio
Mid Cap Stock Fund
Class A	$1,000.00	$1,069.30	$6.26	$1,018.74	$6.11	1.22%
Class C	1,000.00	1,065.60	10.09	1,015.03	9.84	1.97
Class I	1,000.00	1,070.50	4.88	1,020.08	4.76	0.95
Class R-3	1,000.00	1,067.70	7.90	1,017.16	7.70	1.54
Class R-5	1,000.00	1,070.20	4.88	1,020.08	4.76	0.95
Class R-6	1,000.00	1,071.20	4.21	1,020.73	4.11	0.82
Small Cap Growth Fund
Class A	1,000.00	1,062.50	5.68	1,019.29	5.56	1.11
Class C	1,000.00	1,058.70	9.29	1,015.77	9.10	1.82
Class I	1,000.00	1,064.30	3.99	1,020.93	3.91	0.78
Class R-3	1,000.00	1,061.20	6.85	1,018.15	6.71	1.34
Class R-5	1,000.00	1,064.10	3.89	1,021.03	3.81	0.76
Class R-6	1,000.00	1,064.60	3.38	1,021.52	3.31	0.66
Smaller Company Fund
Class A	1,000.00	1,030.60	6.95	1,017.95	6.90	1.38
Class C	1,000.00	1,026.50	10.50	1,014.43	10.44	2.09
Class I	1,000.00	1,037.80	4.80	1,020.08	4.76	0.95
Class R-3	1,000.00	1,028.80	8.55	1,016.36	8.50	1.70
Class R-5	1,000.00	1,032.40	4.79	1,020.08	4.76	0.95
Class R-6	1,000.00	1,033.20	4.29	1,020.58	4.26	0.85

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

37

Principal Risks

(UNAUDITED)	04.30.2015

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. The following table identifies the risk factors of each fund in light of its respective principal investment strategies. These risk factors are explained following the table.

Risk	Capital Appreciation Fund	Growth & Income Fund	International Stock Fund	Investment Grade Bond Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Small Cap Growth Fund	Smaller Company Fund
Call				X
Credit				X
Equity securities	X	X	X		X	X	X	X
Fixed income market				X
Focused holdings		X
Foreign securities		X	X	X
Government sponsored enterprises				X
Growth stocks	X	X	X		X	X	X	X
High-yield securities				X
Inflation				X
Interest rates				X
Liquidity			X	X
Market timing			X				X	X
Mid-cap companies	X	X			X	X	X	X
Mortgage- and asset-backed securities				X
Municipal securities				X
Other investments companies and ETFs			X					X
Portfolio turnover			X	X
Redemptions				X
Sectors			X		X		X
Small-cap companies					X	X	X	X
Stock market	X	X	X		X	X	X	X
Value stocks		X				X		X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest

38

Principal Risks

(UNAUDITED)	04.30.2015

rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•	Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•	Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

•	REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

•	Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Fixed income market  |  Fixed income market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Focused holdings  |  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s net asset value (“NAV”) and total return.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Government sponsored enterprises  |  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. government. These obligations vary in the level of support they receive from the U.S. government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (3) supported by the discretionary authority of the U.S. government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. government may choose not to provide financial support to U.S. government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

39

Principal Risks

(UNAUDITED)	04.30.2015

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Since the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Federal Reserve has halted its asset purchases pursuant to quantitative easing. When the Federal Reserve raises the federal funds rate, which is expected to occur, interest rates are expected to rise. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a fund holds floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. As of the date of this Prospectus, interest rates are at or near historic lows, which may increase the risk that they could rise significantly and/or rapidly, potentially resulting in substantial losses to the fund.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the manager and transfer agent of the Funds monitor trading in each fund, there is no guarantee that they can detect all market timing activities.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies , including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations.

As a shareholder, the fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance.

40

Principal Risks

(UNAUDITED)	04.30.2015

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors and adversely affect performance.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

Stock market  |  Markets may at times be volatile and the value of a fund’s stock holdings may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad stock market decline. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse political, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

41

Go Paperless with eDelivery eDelivery is the most convenient, economical and environmentally-conscious way to receive information about your fund. To enroll, please visit eagleasset.com/eDelivery Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of the Eagle utual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset. com or by accessing the Commission’s website at www.sec.gov. 727.567.8143 I 800.421.4184 Eagle Fund Distributors, Inc., Member FINRA | Not FDIC Insured | May Lose Value | No Bank Guarantee

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the Trust.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of June 18, 2015.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Eagle Capital Appreciation Fund that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL APPRECIATION FUND
Date: June 18, 2015

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

EAGLE CAPITAL APPRECIATION FUND

Date: June 18, 2015

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 18, 2015

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer